UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-2668

                         OPPENHEIMER AMT-FREE MUNICIPALS
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JULY 31

                   Date of reporting period: JANUARY 31, 2006

ITEM 1. REPORTS TO STOCKHOLDERS.


                                                   [GRAPHIC]

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN INDUSTRIES
--------------------------------------------------------------------------------
Higher Education                                                         13.0%
--------------------------------------------------------------------------------
Special Assessment                                                       11.1
--------------------------------------------------------------------------------
Hospital/Health Care                                                     11.0
--------------------------------------------------------------------------------
Multifamily Housing                                                      10.1
--------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                                             5.7
--------------------------------------------------------------------------------
Special Tax                                                               5.3
--------------------------------------------------------------------------------
Adult Living Facilities                                                   5.1
--------------------------------------------------------------------------------
Tobacco Settlement Payments                                               4.8
--------------------------------------------------------------------------------
Airlines                                                                  4.6
--------------------------------------------------------------------------------
Electric Utilities                                                        4.4

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2006, and are based on the total market value of investments.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CREDIT ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA                  10.0%
AA                    7.7
A                    21.5
BBB                  37.8
BB                    3.2
B                     4.1
CCC                   1.5
C                     0.3
D                     0.1
Not Rated            13.8

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2006, and are dollar-weighted based on the total market value of investments. Securities rated by any rating organization are included in the equivalent S & P rating category. The allocation includes rated securities and those not rated by a national rating organization but to which the ratings above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.

--------------------------------------------------------------------------------


                      14 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. THIS SEMIANNUAL REPORT MUST BE PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS OF OPPENHEIMER AMT-FREE MUNICIPALS. BEFORE INVESTING IN ANY OF THE OPPENHEIMER FUNDS, INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE FUNDS. FOR MORE INFORMATION, ASK YOUR FINANCIAL ADVISOR, CALL US AT 1.800.525.7048, OR VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ PROSPECTUSES CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 10/27/76. The average annual total returns are shown net of the applicable 4.75% maximum initial sales charge.

CLASS B shares of the Fund were first publicly offered on 3/16/93. The average annual total returns are shown net of the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 8/29/95. The average annual total returns are shown net of the applicable 1% contingent deferred sales charge for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                      15 | OPPENHEIMER AMT-FREE MUNICIPALS

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                      16 | OPPENHEIMER AMT-FREE MUNICIPALS
the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                           BEGINNING        ENDING          EXPENSES
                           ACCOUNT          ACCOUNT         PAID DURING
                           VALUE            VALUE           6 MONTHS ENDED
                           (8/1/05)         (1/31/06)       JANUARY 31, 2006
--------------------------------------------------------------------------------
Class A Actual             $1,000.00        $1,022.40       $5.01
--------------------------------------------------------------------------------
Class A Hypothetical        1,000.00         1,020.27        5.00
--------------------------------------------------------------------------------
Class B Actual              1,000.00         1,017.50        9.09
--------------------------------------------------------------------------------
Class B Hypothetical        1,000.00         1,016.23        9.09
--------------------------------------------------------------------------------
Class C Actual              1,000.00         1,017.60        8.89
--------------------------------------------------------------------------------
Class C Hypothetical        1,000.00         1,016.43        8.88

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended January 31, 2006 are as follows:

CLASS       EXPENSE RATIOS
--------------------------
Class A          0.98%
--------------------------
Class B          1.78
--------------------------
Class C          1.74

--------------------------------------------------------------------------------


                      17 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  January 31, 2006 / Unaudited
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--103.6%
--------------------------------------------------------------------------------------------------------------------------------
ALABAMA--0.2%
$       15,000  AL HFA (Pelican)                                                     6.550%        03/20/2030     $       15,462
--------------------------------------------------------------------------------------------------------------------------------
     1,580,000  AL Space Science Exhibit Finance Authority                           6.000         10/01/2025          1,538,256
--------------------------------------------------------------------------------------------------------------------------------
        55,000  Birmingham, AL Airport Authority                                     5.625         07/01/2026             56,482
--------------------------------------------------------------------------------------------------------------------------------
        25,000  Birmingham, AL Private Educational Building Authority
                (Birmingham-Southern College)                                        6.125         12/01/2025             25,558
--------------------------------------------------------------------------------------------------------------------------------
        15,000  Birmingham, AL Special Care Facilities Financing
                Authority (Children's Hospital of Alabama)                           5.500         06/01/2022             15,629
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Camden, AL Industrial Devel. Board (Weyerhaeuser
                Company), Series A                                                   6.125         12/01/2024          1,107,390
--------------------------------------------------------------------------------------------------------------------------------
       130,000  Cooperative District, AL Fort Deposit                                6.000         02/01/2036            135,844
--------------------------------------------------------------------------------------------------------------------------------
        40,000  McIntosh, AL Industrial Devel. Board (CIBA Specialty
                Chemicals)                                                           5.375         06/01/2028             40,853
--------------------------------------------------------------------------------------------------------------------------------
        15,000  Montgomery, AL Medical Clinic Board
                (Jackson Hospital & Clinic)                                          7.000         03/01/2015             15,034
--------------------------------------------------------------------------------------------------------------------------------
        15,000  West Morgan-East Lawrence, AL Water Authority                        5.625         08/15/2025             15,458
                                                                                                                  --------------
                                                                                                                       2,965,966
--------------------------------------------------------------------------------------------------------------------------------
ALASKA--0.4%
     2,500,000  AK HFC RITES 1                                                       9.572 2       06/01/2032          2,735,450
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  AK HFC ROLs 1,3                                                     10.438 2       12/01/2033          2,108,080
--------------------------------------------------------------------------------------------------------------------------------
       175,000  AK Northern Tobacco Securitization Corp. (TASC)                      5.500         06/01/2029            178,899
                                                                                                                  --------------
                                                                                                                       5,022,429
--------------------------------------------------------------------------------------------------------------------------------
ARIZONA--4.1%
        30,000  Apache County, AZ IDA (Tucson Electric Power Company)                5.875         03/01/2033             30,009
--------------------------------------------------------------------------------------------------------------------------------
       750,000  AZ West Campus Hsg. (Arizona State University)                       6.375         07/01/2022            870,728
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Buckeye, AZ Watson Road Community Facilities District                5.750         07/01/2022          1,003,440
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  Buckeye, AZ Watson Road Community Facilities District                6.000         07/01/2030          2,005,260
--------------------------------------------------------------------------------------------------------------------------------
       849,950  Central AZ Irrigation & Drain District, Series A                     6.000         06/01/2013            820,057
--------------------------------------------------------------------------------------------------------------------------------
       200,000  Estrella, AZ Mountain Ranch Community Facilities District            5.625         07/15/2025            197,896
--------------------------------------------------------------------------------------------------------------------------------
       100,000  Estrella, AZ Mountain Ranch Community Facilities District            5.800         07/15/2030             99,158
--------------------------------------------------------------------------------------------------------------------------------
       800,000  Litchfield, AZ Park Community Facility District                      6.375         07/15/2026            847,832
--------------------------------------------------------------------------------------------------------------------------------
     6,055,000  Maricopa County, AZ IDA (Affordable Hsg.)                            5.000 4       01/01/2039          6,055,000
--------------------------------------------------------------------------------------------------------------------------------
       980,000  Maricopa County, AZ IDA (Christian Care Apartments)                  6.500         01/01/2036            982,215
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  Maricopa County, AZ IDA (Christian Care Mesa II)                     6.625         01/01/2034          2,013,300
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Maricopa County, AZ IDA (Metro Gardens-Mesa Ridge) 3                 5.150         07/01/2029          1,026,070
--------------------------------------------------------------------------------------------------------------------------------
     1,500,000  Maricopa County, AZ IDA (Sun King Apartments)                        6.750         11/01/2018          1,359,915
--------------------------------------------------------------------------------------------------------------------------------
     1,260,000  Maricopa County, AZ IDA (Sun King Apartments)                        6.750         05/01/2031          1,075,095
--------------------------------------------------------------------------------------------------------------------------------
        30,000  Maricopa County, AZ Pollution Control
                (Public Service Company of New Mexico)                               6.300         12/01/2026             31,385
--------------------------------------------------------------------------------------------------------------------------------
        75,000  Maricopa County, AZ Pollution Control Corp.                          5.750         11/01/2022             76,026


                      18 | OPPENHEIMER AMT-FREE MUNICIPALS

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
ARIZONA Continued
$      350,000  Mesa, AZ IDA (Mesa Student Hsg.)                                     6.000%        07/01/2032     $      362,586
--------------------------------------------------------------------------------------------------------------------------------
        50,000  Mesa, AZ IDA (Mesa Student Hsg.)                                     6.250         07/01/2032             54,871
--------------------------------------------------------------------------------------------------------------------------------
       200,000  Mesa, AZ IDA Student Hsg. (Arizona State University East)            6.000         07/01/2026            217,904
--------------------------------------------------------------------------------------------------------------------------------
     3,000,000  Peoria, AZ IDA (Sierra Winds) 3                                      6.375         08/15/2029          3,080,130
--------------------------------------------------------------------------------------------------------------------------------
     5,535,000  Phoenix, AZ IDA (Christian Care)                                     5.500         07/01/2035          5,490,831
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Phoenix, AZ IDA (Summit Apartments) 3                                6.550         07/20/2037          1,083,280
--------------------------------------------------------------------------------------------------------------------------------
     1,735,000  Pima County, AZ IDA (Arizona Charter School)                         6.100         07/01/2024          1,792,810
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Pima County, AZ IDA (Arizona Charter School)                         6.300         07/01/2031            517,755
--------------------------------------------------------------------------------------------------------------------------------
     1,570,000  Pima County, AZ IDA (Arizona Charter School)                         6.500         07/01/2023          1,654,262
--------------------------------------------------------------------------------------------------------------------------------
     1,290,000  Pima County, AZ IDA (Arizona Charter School)                         6.750         07/01/2031          1,361,505
--------------------------------------------------------------------------------------------------------------------------------
     1,100,000  Pima County, AZ IDA (Noah Webster Basic School)                      6.125         12/15/2034          1,122,517
--------------------------------------------------------------------------------------------------------------------------------
       120,000  Pima County, AZ IDA (Paradise Education Center)                      5.875         06/01/2033            114,959
--------------------------------------------------------------------------------------------------------------------------------
     2,845,000  Pima County, AZ IDA (Phoenix Advantage Charter School) 3             5.600         07/01/2023          3,018,431
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  San Luis, AZ Facility Devel. Corp.
                (Regional Detention Center)                                          7.000         05/01/2020            984,830
--------------------------------------------------------------------------------------------------------------------------------
     1,420,000  Show Low, AZ IDA (Navapache Regional Medical Center)                 5.000         12/01/2025          1,467,840
--------------------------------------------------------------------------------------------------------------------------------
     3,620,000  Show Low, AZ IDA (Navapache Regional Medical Center)                 5.000         12/01/2030          3,710,247
--------------------------------------------------------------------------------------------------------------------------------
     4,000,000  Show Low, AZ IDA (Navapache Regional Medical Center) 3               5.000         12/01/2035          4,090,200
--------------------------------------------------------------------------------------------------------------------------------
     5,000,000  Verrado, AZ Community Facilities District                            6.500         07/15/2027          5,473,250
--------------------------------------------------------------------------------------------------------------------------------
     1,375,000  Vistancia, AZ Community Facilities District                          5.500         07/15/2020          1,385,546
--------------------------------------------------------------------------------------------------------------------------------
     1,200,000  Vistancia, AZ Community Facilities District                          5.750         07/15/2024          1,216,992
--------------------------------------------------------------------------------------------------------------------------------
        45,000  Yuma, AZ IDA (Regency Apartments)                                    5.500         12/20/2032             45,123
                                                                                                                  --------------
                                                                                                                      56,739,255
--------------------------------------------------------------------------------------------------------------------------------
ARKANSAS--0.1%
       100,000  Independence County, AR Hydroelectric Power                          5.300         05/01/2033            102,832
--------------------------------------------------------------------------------------------------------------------------------
       195,000  Pine Bluff, AR IDA (Colt Industries)                                 6.500         02/15/2009            195,351
--------------------------------------------------------------------------------------------------------------------------------
       670,000  Pope County, AR Pollution Control
                (Arkansas Power & Light Company)                                     6.300         11/01/2020            674,824
--------------------------------------------------------------------------------------------------------------------------------
       100,000  University of Central Arkansas, Series B                             6.125         04/01/2026            102,427
                                                                                                                  --------------
                                                                                                                       1,075,434
--------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA--3.2%
     2,220,000  Beaumont, CA Financing Authority, Series B                           5.875         09/01/2023          2,337,860
--------------------------------------------------------------------------------------------------------------------------------
     1,200,000  CA GO Fixed Receipts                                                 5.250         02/01/2025          1,285,536
--------------------------------------------------------------------------------------------------------------------------------
     4,700,000  CA GO RITES 1                                                        8.665 2       02/01/2025          6,039,970
--------------------------------------------------------------------------------------------------------------------------------
     1,500,000  CA Golden State Tobacco Securitization Corp. 3                       6.625         06/01/2040          1,673,805
--------------------------------------------------------------------------------------------------------------------------------
     6,000,000  CA Statewide CDA (East Campus Apartments)                            5.625         08/01/2034          6,302,640
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  CA Statewide CDA (East Valley Tourist)                              11.000         10/01/2020          2,050,240
--------------------------------------------------------------------------------------------------------------------------------
       590,000  Independent Cities, CA Lease Finance Authority
                (Morgan Hill-Hacienda Valley)                                        5.950         11/15/2039            623,105
--------------------------------------------------------------------------------------------------------------------------------
     1,270,000  Lake Elsinore, CA Special Tax                                        5.150         09/01/2025          1,287,767


                      19 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$    1,195,000  Lake Elsinore, CA Special Tax                                        5.250%        09/01/2030     $    1,204,751
--------------------------------------------------------------------------------------------------------------------------------
     1,225,000  Lake Elsinore, CA Special Tax                                        5.250         09/01/2035          1,209,541
--------------------------------------------------------------------------------------------------------------------------------
     4,900,000  Los Angeles, CA Community Redevel. Agency ROLs 1,3                  10.468 2       09/01/2030          5,663,126
--------------------------------------------------------------------------------------------------------------------------------
     4,175,000  Los Angeles, CA Regional Airports Improvement Corp.
                (Delta Airlines) 3,5                                                 6.350         11/01/2025          3,159,765
--------------------------------------------------------------------------------------------------------------------------------
     3,000,000  Redding, CA Electric System COP Linked SAVRS & RIBS 3                6.368 4       07/01/2022          3,611,160
--------------------------------------------------------------------------------------------------------------------------------
        50,000  Riverside, CA Unified School District Special Tax                    6.200         09/01/2030             51,465
--------------------------------------------------------------------------------------------------------------------------------
     7,000,000  Santa Rosa, CA Rancheria Tachi Yokut Tribe Enterprise 3              6.625         03/01/2018          7,747,670
                                                                                                                  --------------
                                                                                                                      44,248,401
--------------------------------------------------------------------------------------------------------------------------------
COLORADO--4.3%
       500,000  Andonea, CO Metropolitan District No. 2                              6.125         12/01/2025            494,860
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Andonea, CO Metropolitan District No. 3                              6.250         12/01/2035            993,870
--------------------------------------------------------------------------------------------------------------------------------
     2,800,000  Arista, CO Metropolitan District                                     6.750         12/01/2035          2,853,816
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Beacon Point, CO Metropolitan District                               6.125         12/01/2025            503,065
--------------------------------------------------------------------------------------------------------------------------------
     4,735,000  Broomfield, CO Village Metropolitan District No. 2                   6.250         12/01/2032          4,694,942
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Central Marksheffel, CO Metropolitan District                        7.250         12/01/2029          1,068,370
--------------------------------------------------------------------------------------------------------------------------------
     5,000,000  CO Educational & Cultural Facilities Authority                       6.000         07/01/2042          4,966,700
--------------------------------------------------------------------------------------------------------------------------------
        10,000  CO Health Facilities Authority (Denver Options)                      5.375         02/01/2022             10,357
--------------------------------------------------------------------------------------------------------------------------------
        30,000  CO Health Facilities Authority
                (Northern Colorado Medical Center)                                   6.000         05/15/2020             30,060
--------------------------------------------------------------------------------------------------------------------------------
     2,270,000  CO Health Facilities Authority RITES 1                              10.572 2       03/01/2022          2,847,488
--------------------------------------------------------------------------------------------------------------------------------
       465,000  Denver, CO City & County Airport                                     5.500         11/15/2025            476,420
--------------------------------------------------------------------------------------------------------------------------------
       670,000  Denver, CO City & County Airport                                     5.500         11/15/2025            686,455
--------------------------------------------------------------------------------------------------------------------------------
       115,000  Denver, CO Health & Hospital Authority, Series A                     5.375         12/01/2028            118,112
--------------------------------------------------------------------------------------------------------------------------------
       800,000  Denver, CO Urban Renewal Authority                                   9.125         09/01/2017            823,272
--------------------------------------------------------------------------------------------------------------------------------
     3,290,000  Eagle Bend, CO Metropolitan District                                 5.000         12/01/2035          3,358,991
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Elkhorn Ranch, CO Metropolitan District                              6.375         12/01/2035            990,010
--------------------------------------------------------------------------------------------------------------------------------
        15,000  Fort Collins, CO Pollution Control
                (Anheuser-Busch Companies)                                           6.000         09/01/2031             15,301
--------------------------------------------------------------------------------------------------------------------------------
       500,000  High Plains, CO Metropolitan District                                6.250         12/01/2035            503,670
--------------------------------------------------------------------------------------------------------------------------------
     1,200,000  Kiowa, CO Water & Sewer                                              5.500         12/01/2030          1,187,880
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Northwest CO Metropolitan District No. 3                             6.125         12/01/2025          1,010,930
--------------------------------------------------------------------------------------------------------------------------------
     1,875,000  Northwest CO Metropolitan District No. 3                             6.250         12/01/2035          1,898,831
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  Park Creek, CO Metropolitan District                                 5.500         12/01/2030          2,074,060
--------------------------------------------------------------------------------------------------------------------------------
     5,000,000  Park Creek, CO Metropolitan District                                 5.500         12/01/2037          5,158,600
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  SBC Metropolitan, CO District 3                                      5.000         12/01/2020          2,074,600
--------------------------------------------------------------------------------------------------------------------------------
     2,250,000  SBC Metropolitan, CO District 3                                      5.000         12/01/2025          2,303,415
--------------------------------------------------------------------------------------------------------------------------------
     1,440,000  SBC Metropolitan, CO District 3                                      5.000         12/01/2029          1,457,208
--------------------------------------------------------------------------------------------------------------------------------
     5,330,000  SBC Metropolitan, CO District 3                                      5.000         12/01/2034          5,368,749
--------------------------------------------------------------------------------------------------------------------------------
       190,000  Silver Dollar, CO Metropolitan District                              5.100         12/01/2030            194,999


                      20 | OPPENHEIMER AMT-FREE MUNICIPALS

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
COLORADO Continued
$    1,000,000  Southlands, CO Medical District                                      7.000%        12/01/2024     $    1,089,500
--------------------------------------------------------------------------------------------------------------------------------
     4,000,000  Southlands, CO Medical District                                      7.125         12/01/2034          4,349,200
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Wheatlands, CO Metropolitan District                                 6.000         12/01/2025          1,007,660
--------------------------------------------------------------------------------------------------------------------------------
     4,250,000  Woodmen Heights, CO Metropolitan District                            7.000         12/01/2030          4,364,240
                                                                                                                  --------------
                                                                                                                      58,975,631
--------------------------------------------------------------------------------------------------------------------------------
CONNECTICUT--2.1%
       585,000  CT Devel. Authority Pollution Control
                (Connecticut Light & Power Company)                                  5.850         09/01/2028            620,159
--------------------------------------------------------------------------------------------------------------------------------
     3,465,000  CT Devel. Authority Pollution Control
                (Western Massachusetts Electric Company)                             5.850         09/01/2028          3,667,806
--------------------------------------------------------------------------------------------------------------------------------
       130,000  CT H&EFA (Bridgeport Hospital)                                       5.375         07/01/2025            133,437
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  CT H&EFA (Bridgeport Hospital)                                       6.625         07/01/2018          1,013,150
--------------------------------------------------------------------------------------------------------------------------------
     3,000,000  CT H&EFA (Eastern Connecticut Health Network)                        5.000         07/01/2025          3,104,670
--------------------------------------------------------------------------------------------------------------------------------
     5,000,000  CT H&EFA (Eastern Connecticut Health Network)                        5.125         07/01/2030          5,175,400
--------------------------------------------------------------------------------------------------------------------------------
     1,280,000  CT H&EFA (Griffin Hospital)                                          5.000         07/01/2023          1,329,638
--------------------------------------------------------------------------------------------------------------------------------
       610,000  CT H&EFA (New Britain General Hospital), Series B                    6.000         07/01/2024            625,518
--------------------------------------------------------------------------------------------------------------------------------
     3,000,000  CT H&EFA (St. Joseph's Manor)                                        6.250         11/01/2016          3,073,620
--------------------------------------------------------------------------------------------------------------------------------
       100,000  CT H&EFA (Veterans Memorial Medical Center)                          5.500         07/01/2026            102,737
--------------------------------------------------------------------------------------------------------------------------------
        25,000  CT H&EFA (Westminster School)                                        5.500         07/01/2026             25,449
--------------------------------------------------------------------------------------------------------------------------------
       265,000  CT H&EFA (Yale-New Haven Hospital)                                   5.700         07/01/2025            272,611
--------------------------------------------------------------------------------------------------------------------------------
     9,900,000  Mashantucket, CT Western Pequot Tribe, Series B                      5.750         09/01/2027         10,177,893
                                                                                                                  --------------
                                                                                                                      29,322,088
--------------------------------------------------------------------------------------------------------------------------------
DELAWARE--0.3%
     4,000,000  Bridgeville, DE Special Obligation (Heritage Shores)                 5.450         07/01/2035          4,011,760
--------------------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA--0.3%
     1,000,000  District of Columbia (Carnegie Endowment)                            5.750         11/15/2026          1,025,870
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  District of Columbia Friendship Public Charter School                5.250         06/01/2033          2,038,380
--------------------------------------------------------------------------------------------------------------------------------
       610,000  District of Columbia Tobacco Settlement Financing Corp.              6.750         05/15/2040            664,156
                                                                                                                  --------------
                                                                                                                       3,728,406
--------------------------------------------------------------------------------------------------------------------------------
FLORIDA--13.5%
        20,000  Auburndale, FL Water & Sewer                                         5.250         12/01/2025             20,424
--------------------------------------------------------------------------------------------------------------------------------
     1,990,000  Bartram Park, FL Community Devel. District                           5.300         05/01/2035          2,000,627
--------------------------------------------------------------------------------------------------------------------------------
       140,000  Bay, FL Medical Center                                               5.650         10/01/2026            144,507
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  Beacon, FL Tradeport Community Devel. District                       7.250         05/01/2033          2,156,300
--------------------------------------------------------------------------------------------------------------------------------
        30,000  Canaveral, FL Port Authority                                         5.625         06/01/2021             30,824
--------------------------------------------------------------------------------------------------------------------------------
       355,000  Clearwater, FL Hsg. Authority (Hamptons at Clearwater)               5.350         05/01/2024            366,853
--------------------------------------------------------------------------------------------------------------------------------
     2,350,000  Concorde Estates, FL Community Devel. District                       5.850         05/01/2035          2,383,088
--------------------------------------------------------------------------------------------------------------------------------
       130,000  Dade County, FL Aviation (Miami International Airport)               5.600         10/01/2026            134,170
--------------------------------------------------------------------------------------------------------------------------------
     1,970,000  Dade County, FL IDA (Miami Cerebral Palsy Residence)                 8.000         06/01/2022          2,003,234


                      21 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$      100,000  Dade County, FL Water & Sewer System                                 5.250%        10/01/2026     $      103,336
--------------------------------------------------------------------------------------------------------------------------------
     1,975,000  Double Branch, FL Special Assessment Community
                Devel. District                                                      6.700         05/01/2034          2,141,177
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  East Homestead, FL Community Devel. District 6                       5.375         05/01/2036          1,005,490
--------------------------------------------------------------------------------------------------------------------------------
     1,500,000  East Homestead, FL Community Devel. District                         5.450         11/01/2036          1,517,715
--------------------------------------------------------------------------------------------------------------------------------
     2,520,000  FL Capital Trust Agency (American Opportunity)                       5.875         06/01/2038          2,479,252
--------------------------------------------------------------------------------------------------------------------------------
    10,000,000  FL Capital Trust Agency (Atlantic Hsg. Foundation)                   5.300         07/01/2035         10,048,300
--------------------------------------------------------------------------------------------------------------------------------
     5,000,000  FL Capital Trust Agency (Atlantic Hsg. Foundation)                   5.350         07/01/2040          5,012,350
--------------------------------------------------------------------------------------------------------------------------------
     6,000,000  FL Capital Trust Agency (Atlantic Hsg. Foundation)                   6.000         07/01/2040          6,002,220
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  FL Capital Trust Agency (Atlantic Hsg. Foundation)                   8.000         07/01/2040          2,005,240
--------------------------------------------------------------------------------------------------------------------------------
     1,200,000  FL Capital Trust Agency (Seminole Tribe Convention) 3                8.950         10/01/2033          1,478,508
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  FL Capital Trust Agency Multifamily Affordable Hsg.,
                Series C                                                             8.125         10/01/2038            981,870
--------------------------------------------------------------------------------------------------------------------------------
       245,000  FL Gateway Services Community Devel. District
                (Sun City Center)                                                    6.500         05/01/2033            261,466
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  FL Principal One Community Devel. District                           5.650         05/01/2035          1,007,250
--------------------------------------------------------------------------------------------------------------------------------
     5,000,000  Forest Creek, FL Community Devel. District                           5.450         05/01/2036          4,981,150
--------------------------------------------------------------------------------------------------------------------------------
     4,000,000  Heritage Bay, FL Community Devel. District                           5.500         05/01/2036          4,049,600
--------------------------------------------------------------------------------------------------------------------------------
       990,000  Heritage Harbour South, FL Community Devel. District                 6.500         05/01/2034          1,056,538
--------------------------------------------------------------------------------------------------------------------------------
     6,000,000  Highlands, FL Community Devel. District                              5.550         05/01/2036          6,044,760
--------------------------------------------------------------------------------------------------------------------------------
       250,000  Hillsborough County, FL IDA (Senior Care Group)                      6.750         07/01/2029            254,278
--------------------------------------------------------------------------------------------------------------------------------
     1,530,000  Hillsborough County, FL IDA (Tampa Electric Company)                 6.250         12/01/2034          1,548,207
--------------------------------------------------------------------------------------------------------------------------------
     1,985,000  Hillsborough County, FL IDA (Tampa Electric Company)                 6.250         12/01/2034          2,008,403
--------------------------------------------------------------------------------------------------------------------------------
     1,600,000  Islands at Doral, FL Southwest Community Devel. District             6.375         05/01/2035          1,713,408
--------------------------------------------------------------------------------------------------------------------------------
       100,000  Jacksonville, FL Electric Authority (St. Johns River)                5.375         10/01/2016            101,345
--------------------------------------------------------------------------------------------------------------------------------
     1,875,000  Jacksonville, FL Electric Authority RITES 1,3                        7.038 2       10/01/2022          1,898,400
--------------------------------------------------------------------------------------------------------------------------------
        20,000  Jacksonville, FL Health Facilities Authority
                (Daughters of Charity Health Services of Austin)                     5.250         08/15/2027             20,695
--------------------------------------------------------------------------------------------------------------------------------
     2,935,000  Keys Cove, FL Community Devel. District                              5.500         05/01/2036          2,961,210
--------------------------------------------------------------------------------------------------------------------------------
     1,225,000  Keys Cove, FL Community Devel. District                              5.875         05/01/2035          1,272,677
--------------------------------------------------------------------------------------------------------------------------------
     2,500,000  Lake County, FL School Board COP RITES 1                             8.735 2       06/01/2030          2,880,900
--------------------------------------------------------------------------------------------------------------------------------
     4,500,000  Lee County, FL IDA (Cypress Cove Healthpark)                         6.750         10/01/2032          4,772,520
--------------------------------------------------------------------------------------------------------------------------------
     2,215,000  Lucaya, FL Community Devel. District                                 5.375         05/01/2035          2,173,181
--------------------------------------------------------------------------------------------------------------------------------
       600,000  Madison County, FL Mtg. (Twin Oaks)                                  6.000         07/01/2025            600,348
--------------------------------------------------------------------------------------------------------------------------------
        85,000  Marion County, FL Hospital District
                (Munroe Regional Medical Center)                                     5.625         10/01/2024             88,725
--------------------------------------------------------------------------------------------------------------------------------
     1,925,000  Marsh Harbor, FL Community Devel. District, Series A                 5.450         05/01/2036          1,935,241
--------------------------------------------------------------------------------------------------------------------------------
     2,240,000  Miami Beach, FL Health Facilities Authority
                (Mt. Sinai Medical Center)                                           6.800         11/15/2031          2,447,312
--------------------------------------------------------------------------------------------------------------------------------
     2,500,000  Midtown Miami, FL Community Devel. District
                Special Assessment                                                   6.500         05/01/2037          2,705,950
--------------------------------------------------------------------------------------------------------------------------------


                      22 | OPPENHEIMER AMT-FREE MUNICIPALS

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$      150,000  Mira Lago West, FL Community Devel. District                         5.375%        05/01/2036     $      150,597
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Monterra, FL Community Devel. District Special
                Assessment                                                           5.000         11/01/2010            499,520
--------------------------------------------------------------------------------------------------------------------------------
     7,940,000  Oakland, FL Charter School                                           6.950         12/01/2032          8,254,662
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Orange County, FL Health Facilities Authority (Orlando
                Lutheran Towers)                                                     8.750         07/01/2026            525,080
--------------------------------------------------------------------------------------------------------------------------------
        20,000  Palm Beach County, FL Health Facilities Authority
                (Boca Raton Community Hospital)                                      5.500         12/01/2021             20,942
--------------------------------------------------------------------------------------------------------------------------------
        25,000  Palm Beach County, FL Health Facilities Authority
                (Boca Raton Community Hospital)                                      5.625         12/01/2031             26,151
--------------------------------------------------------------------------------------------------------------------------------
       195,000  Palm Beach County, FL Multifamily (Boynton Apartments) 5             8.000         01/01/2014            131,670
--------------------------------------------------------------------------------------------------------------------------------
     2,995,000  Parkway Center, FL Community Devel. District, Series A               6.125         05/01/2024          3,176,916
--------------------------------------------------------------------------------------------------------------------------------
     2,205,000  Parkway Center, FL Community Devel. District, Series A               6.300         05/01/2034          2,338,711
--------------------------------------------------------------------------------------------------------------------------------
        50,000  Pinellas County, FL Educational Facilities Authority
                (Barry University)                                                   5.375         10/01/2028             51,503
--------------------------------------------------------------------------------------------------------------------------------
     2,500,000  Quarry, FL Community Devel. District                                 5.500         05/01/2036          2,512,100
--------------------------------------------------------------------------------------------------------------------------------
     9,500,000  Renaissance Commons, FL Community Devel. District,
                Series A                                                             5.600         05/01/2036          9,632,620
--------------------------------------------------------------------------------------------------------------------------------
       250,000  Reunion East, FL Community Devel. District                           5.800         05/01/2036            257,133
--------------------------------------------------------------------------------------------------------------------------------
     6,025,000  Reunion East, FL Community Devel. District, Series A 3               7.375         05/01/2033          6,706,849
--------------------------------------------------------------------------------------------------------------------------------
     2,500,000  Reunion West, FL Community Devel. District Special
                Assessment                                                           6.250         05/01/2036          2,631,200
--------------------------------------------------------------------------------------------------------------------------------
       275,000  Santa Rosa Bay, FL Bridge Authority                                  6.250         07/01/2028            282,695
--------------------------------------------------------------------------------------------------------------------------------
     1,305,000  Sonoma Bay, FL Community Devel. District, Series A                   5.450         05/01/2036          1,307,232
--------------------------------------------------------------------------------------------------------------------------------
        75,000  South Lake County, FL Hospital District
                (Orlando Regional Healthcare System)                                 5.800         10/01/2034             78,107
--------------------------------------------------------------------------------------------------------------------------------
       100,000  South Miami, FL Health Facilities Authority
                (SMH/BHM/BHSSF/SMHS/HHI Obligated Group)                             5.375         10/01/2016            102,122
--------------------------------------------------------------------------------------------------------------------------------
     1,280,000  South-Dade, FL Venture Community Devel. District                     6.125         05/01/2034          1,351,040
--------------------------------------------------------------------------------------------------------------------------------
     3,000,000  St. John's Forest, FL Community Devel. District, Series A 3          6.125         05/01/2034          3,103,620
--------------------------------------------------------------------------------------------------------------------------------
       975,000  Stonegate, FL Community Devel. District                              6.000         05/01/2024          1,035,655
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Stonegate, FL Community Devel. District                              6.125         05/01/2034          1,049,540
--------------------------------------------------------------------------------------------------------------------------------
       780,000  Summerville, FL Community Devel. District                            5.500         05/01/2036            783,128
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  Sumter Landing, FL Community Devel. District                         6.875         05/01/2023          2,166,520
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  Sumter Landing, FL Community Devel. District                         6.950         05/01/2033          2,133,360
--------------------------------------------------------------------------------------------------------------------------------
     5,000,000  Town Center, FL at Palm Coast Community Devel. District              6.000         05/01/2036          5,145,150
--------------------------------------------------------------------------------------------------------------------------------
       900,000  Village Community, FL Devel. District No. 5, Series A                6.100         05/01/2034            942,318
--------------------------------------------------------------------------------------------------------------------------------
       830,000  Village Community, FL Devel. District No. 5, Series A                6.500         05/01/2033            890,499
--------------------------------------------------------------------------------------------------------------------------------
    10,230,000  Volusia County, FL Educational Facility Authority
                (Embry-Riddle Aeronautical University)                               5.000         10/15/2025         10,627,947
--------------------------------------------------------------------------------------------------------------------------------
     6,770,000  Volusia County, FL Educational Facility Authority
                (Embry-Riddle Aeronautical University)                               5.000         10/15/2035          6,915,758


                      23 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$    6,250,000  Volusia County, FL Educational Facility Authority ROLs 1            10.428% 2      10/15/2035     $    6,788,375
--------------------------------------------------------------------------------------------------------------------------------
     5,000,000  Waters Edge, FL Community Devel. District                            5.300         05/01/2036          5,005,450
--------------------------------------------------------------------------------------------------------------------------------
     3,000,000  West Villages, FL Improvement District                               5.800         05/01/2036          3,062,430
--------------------------------------------------------------------------------------------------------------------------------
     4,000,000  Westside FL Community Devel. District                                5.650         05/01/2037          4,041,240
--------------------------------------------------------------------------------------------------------------------------------
     2,800,000  World Commerce, FL Community Devel. District
                Special Assessment                                                   6.500         05/01/2036          2,911,048
                                                                                                                  --------------
                                                                                                                     185,437,937
--------------------------------------------------------------------------------------------------------------------------------
GEORGIA--3.2%
    13,000,000  Atlanta, GA Devel. Authority Student Hsg.
                (ADA/CAU Partners)                                                   6.000         07/01/2036         14,224,600
--------------------------------------------------------------------------------------------------------------------------------
     3,905,000  Atlanta, GA Devel. Authority Student Hsg.
                (ADA/CAU Partners) 3                                                 6.250         07/01/2024          4,399,178
--------------------------------------------------------------------------------------------------------------------------------
     2,445,000  Atlanta, GA Devel. Authority Student Hsg.
                (ADA/CAU Partners) 3                                                 6.250         07/01/2036          2,729,818
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Atlanta, GA Tax Allocation (Eastside)                                5.400         01/01/2020          1,018,200
--------------------------------------------------------------------------------------------------------------------------------
     2,500,000  Atlanta, GA Tax Allocation (Eastside)                                5.600         01/01/2030          2,558,075
--------------------------------------------------------------------------------------------------------------------------------
        20,000  De Kalb County, GA Devel. Authority
                (General Motors Corp.)                                               6.000         03/15/2021             16,418
--------------------------------------------------------------------------------------------------------------------------------
     9,745,000  De Kalb County, GA Devel. Authority Public Purpose 3                 5.500         12/10/2023          9,802,885
--------------------------------------------------------------------------------------------------------------------------------
       995,000  De Kalb County, GA Hsg. Authority
                (Alternative Hsg. Snapwoods) 3                                       5.500         12/20/2032          1,023,099
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  Fulton County, GA Residential Care Facilities
                (Canterbury Court)                                                   6.125         02/15/2034          2,053,480
--------------------------------------------------------------------------------------------------------------------------------
     2,815,000  GA Municipal Electric Authority RITES 1,3                           14.562 2       01/01/2017          4,913,526
--------------------------------------------------------------------------------------------------------------------------------
       500,000  GA Municipal Electric Authority, Series X                            6.500         01/01/2012            552,070
--------------------------------------------------------------------------------------------------------------------------------
        15,000  Gwinnett County, GA Hospital Authority
                (Gwinnett Hospital System)                                           5.000         09/01/2019             15,015
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Savannah, GA EDA (Stone Container Corp.)                             8.125         07/01/2015          1,021,820
--------------------------------------------------------------------------------------------------------------------------------
        30,000  Savannah, GA EDA (University Financing Foundation)                   6.750         11/15/2020             33,409
--------------------------------------------------------------------------------------------------------------------------------
       125,000  Savannah, GA EDA (University Financing Foundation)                   6.750         11/15/2031            138,519
                                                                                                                  --------------
                                                                                                                      44,500,112
--------------------------------------------------------------------------------------------------------------------------------
HAWAII--0.8%
     5,000,000  HI Airports System RITES 1                                           8.168 2       07/01/2020          5,854,250
--------------------------------------------------------------------------------------------------------------------------------
     4,200,000  HI Department of Budget & Finance Special Purpose
                (Kahala Nui)                                                         8.000         11/15/2033          4,871,790
--------------------------------------------------------------------------------------------------------------------------------
       500,000  HI Department of Budget & Finance Special Purpose
                (Kahala Senior Living Community)                                     7.875         11/15/2023            579,725
                                                                                                                  --------------
                                                                                                                      11,305,765
--------------------------------------------------------------------------------------------------------------------------------
IDAHO--2.2%
     2,500,000  ID Health Facilities Authority ROLs 1                              10.348 2        09/01/2035          2,630,750
--------------------------------------------------------------------------------------------------------------------------------
     1,780,000  ID Health Facilities Authority ROLS 1                              10.348 2        09/01/2035          1,873,094


                      24 | OPPENHEIMER AMT-FREE MUNICIPALS

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
IDAHO Continued
$       20,000  ID Hsg. Agency (Multifamily Hsg.)                                    6.700%        07/01/2024     $       20,116
--------------------------------------------------------------------------------------------------------------------------------
    16,720,000  Nez Perce County, ID Pollution Control (Potlatch Corp.)              6.000         10/01/2024         17,089,010
--------------------------------------------------------------------------------------------------------------------------------
     5,360,000  Pocatello, ID Devel. Authority Revenue Allocation Tax
                Increment, Series A                                                  6.000         08/01/2028          5,356,730
--------------------------------------------------------------------------------------------------------------------------------
     2,980,000  Twin Falls, ID Urban Renewal Agency, Series A 3                      5.450         08/01/2022          2,961,107
                                                                                                                  --------------
                                                                                                                      29,930,807
--------------------------------------------------------------------------------------------------------------------------------
ILLINOIS--8.7%
     1,825,000  Bedford Park, IL Tax                                                 5.125         12/30/2018          1,817,244
--------------------------------------------------------------------------------------------------------------------------------
        75,000  Bryant, IL Pollution Control (Central Illinois
                Light Company)                                                       5.900         08/01/2023             75,218
--------------------------------------------------------------------------------------------------------------------------------
       355,000  Carol Stream, IL Tax (Geneva Crossing)                               5.000         12/30/2021            350,957
--------------------------------------------------------------------------------------------------------------------------------
     6,875,000  Chicago, IL GO 3                                                     5.125         01/01/2025          7,019,719
--------------------------------------------------------------------------------------------------------------------------------
    10,030,000  Chicago, IL Midway Airport                                           5.500         01/01/2029         10,312,645
--------------------------------------------------------------------------------------------------------------------------------
    21,000,000  Chicago, IL O'Hare International Airport
                (American Airlines) 3                                                8.200         12/01/2024         20,355,930
--------------------------------------------------------------------------------------------------------------------------------
     5,000,000  Chicago, IL Tax (Pilsen Redevel.)                                    6.750         06/01/2022          5,247,600
--------------------------------------------------------------------------------------------------------------------------------
        50,000  Chicago, IL Waterworks                                               5.000         11/01/2025             51,326
--------------------------------------------------------------------------------------------------------------------------------
     2,400,000  Cook County, IL Community School District GO 3                       7.125         06/01/2024          3,056,544
--------------------------------------------------------------------------------------------------------------------------------
        75,000  IL Devel. Finance Authority Pollution Control
                (Central Illinois Public Service Company)                            5.700         08/15/2026             75,128
--------------------------------------------------------------------------------------------------------------------------------
    12,000,000  IL Devel. Finance Authority Pollution Control
                (Central Illinois Public Service Company)                            5.950         08/15/2026         12,349,800
--------------------------------------------------------------------------------------------------------------------------------
        50,000  IL Devel. Finance Authority Pollution Control
                (Illinois Power Company)                                             5.400         03/01/2028             50,069
--------------------------------------------------------------------------------------------------------------------------------
        25,000  IL Devel. Finance Authority Pollution Control
                (Illinois Power Company)                                             5.400         03/01/2028             25,034
--------------------------------------------------------------------------------------------------------------------------------
     1,625,000  IL Educational Facilities Authority (Augustana College)              5.625         10/01/2022          1,715,009
--------------------------------------------------------------------------------------------------------------------------------
     3,000,000  IL Educational Facilities Authority (Augustana College)              5.700         10/01/2032          3,115,170
--------------------------------------------------------------------------------------------------------------------------------
     1,050,000  IL Educational Facilities Authority
                (Educational Advancement Fund)                                       6.250         05/01/2034          1,078,214
--------------------------------------------------------------------------------------------------------------------------------
        35,000  IL Educational Facilities Authority (Lewis University)               6.000         10/01/2024             35,111
--------------------------------------------------------------------------------------------------------------------------------
     1,920,000  IL Finance Authority (Bethel Terrace Apartments)                     5.125         09/01/2025          1,882,714
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  IL Finance Authority (Friendship Village Schaumburg) 3               5.375         02/15/2025          1,998,760
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  IL Finance Authority (Friendship Village Schaumburg) 3               5.625         02/15/2037          2,014,020
--------------------------------------------------------------------------------------------------------------------------------
     3,000,000  IL Finance Authority Student Hsg.
                (MJH Education Assistance) 3                                         5.125         06/01/2035          3,020,010
--------------------------------------------------------------------------------------------------------------------------------
     5,000,000  IL Health Facilities Authority
                (Covenant Retirement Communities) 3                                  5.625         12/01/2032          5,280,150
--------------------------------------------------------------------------------------------------------------------------------
        35,000  IL Health Facilities Authority (Edward Hospital)                     6.000         02/15/2019             35,069
--------------------------------------------------------------------------------------------------------------------------------
     4,000,000  IL Health Facilities Authority (Lake Forest Hospital)                6.000         07/01/2033          4,339,200
--------------------------------------------------------------------------------------------------------------------------------
       650,000  IL Health Facilities Authority (Rush-Presbyterian-St. Luke's
                Medical Center)                                                      5.500         11/15/2025            655,805


                      25 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
ILLINOIS Continued
$    3,500,000  IL Health Facilities Authority ROLs 1,3                             10.843% 2      08/15/2033     $    3,816,120
--------------------------------------------------------------------------------------------------------------------------------
        55,000  IL Hsg. Devel. Authority (Multifamily Hsg.)                          7.000         07/01/2017             55,596
--------------------------------------------------------------------------------------------------------------------------------
        90,000  IL Hsg. Devel. Authority (Multifamily Hsg.),
                Series 1991-A                                                        8.250         07/01/2016             91,391
--------------------------------------------------------------------------------------------------------------------------------
        15,000  IL Hsg. Devel. Authority (Multifamily Hsg.), Series A                6.125         07/01/2025             15,015
--------------------------------------------------------------------------------------------------------------------------------
        50,000  IL Hsg. Devel. Corp. (Multifamily)                                   6.100         07/01/2028             50,041
--------------------------------------------------------------------------------------------------------------------------------
        40,000  IL Metropolitan Pier & Exposition Authority                          5.250         06/15/2027             41,010
--------------------------------------------------------------------------------------------------------------------------------
     2,500,000  IL Metropolitan Pier & Exposition Authority RITES 1                  8.562 2       12/15/2028          2,851,450
--------------------------------------------------------------------------------------------------------------------------------
       170,000  Lake County, IL HFC, Series A                                        6.700         11/01/2014            170,270
--------------------------------------------------------------------------------------------------------------------------------
     2,500,000  Lakemoor, IL Special Tax                                             7.800         03/01/2027          2,672,900
--------------------------------------------------------------------------------------------------------------------------------
     2,725,000  Lincolnshire, IL Special Service Area No. 1 Special Tax
                (Sedgebrook)                                                         6.250         03/01/2034          2,892,778
--------------------------------------------------------------------------------------------------------------------------------
     3,000,000  Lombard, IL Public Facilities Corp. (Conference
                Center & Hotel) 3                                                    5.250         01/01/2025          3,165,990
--------------------------------------------------------------------------------------------------------------------------------
     4,455,000  Lombard, IL Public Facilities Corp. (Conference
                Center & Hotel) 3                                                    5.250         01/01/2036          4,650,842
--------------------------------------------------------------------------------------------------------------------------------
     3,000,000  Lombard, IL Public Facilities Corp. (Conference
                Center & Hotel) 3                                                    5.500         01/01/2030          3,189,600
--------------------------------------------------------------------------------------------------------------------------------
     1,575,000  Lombard, IL Public Facilities Corp. (Conference
                Center & Hotel)                                                      5.500         01/01/2036          1,669,406
--------------------------------------------------------------------------------------------------------------------------------
     3,000,000  Lombard, IL Public Facilities Corp. (Conference
                Center & Hotel)                                                      7.125         01/01/2036          3,150,900
--------------------------------------------------------------------------------------------------------------------------------
        40,000  Quincy, IL (Blessing Hospital)                                       6.000         11/15/2018             40,048
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Schaumburg, IL Multifamily Hsg. (Plum Grove)                         6.050         02/01/2031            513,930
--------------------------------------------------------------------------------------------------------------------------------
     4,000,000  Volo Village, IL Special Service Area (Remington Pointe)             6.450         03/01/2034          4,366,400
                                                                                                                  --------------
                                                                                                                     119,360,133
--------------------------------------------------------------------------------------------------------------------------------
INDIANA--0.9%
        25,000  IN Devel. Finance Authority (USX Corp.)                              5.600         12/01/2032             25,877
--------------------------------------------------------------------------------------------------------------------------------
       180,000  IN Devel. Finance Authority (USX Corp.)                              6.150         07/15/2022            187,106
--------------------------------------------------------------------------------------------------------------------------------
        15,000  IN HFA (Single Family Mtg.)                                          6.800         01/01/2017             15,163
--------------------------------------------------------------------------------------------------------------------------------
        15,000  IN HFFA (Deaconess Hospital)                                         5.500         03/01/2029             15,450
--------------------------------------------------------------------------------------------------------------------------------
        30,000  IN HFFA (Sisters of St. Francis)                                     5.500         11/01/2031             31,399
--------------------------------------------------------------------------------------------------------------------------------
        25,000  IN Municipal Power Agency, Series A                                  5.300         01/01/2023             25,036
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Indianapolis, IN Economic Devel. (Roman Catholic
                Archdiocese of Indiana)                                              5.500         07/01/2026            513,835
--------------------------------------------------------------------------------------------------------------------------------
     3,250,000  Indianapolis, IN Local Public Improvement Bond Bank
                RITES 1                                                              9.572 2       07/01/2033          4,472,715
--------------------------------------------------------------------------------------------------------------------------------
     1,605,000  Marion, IN Redevel. District County
                Optional Income Tax 3                                                5.250         01/15/2025          1,692,280
--------------------------------------------------------------------------------------------------------------------------------
     4,750,000  North Manchester, IN (Estelle Peabody
                Memorial Home)                                                       7.125         07/01/2022          4,977,288


                      26 | OPPENHEIMER AMT-FREE MUNICIPALS

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
INDIANA Continued
$       65,000  Petersburg, IN Pollution Control (Indianapolis
                Power & Light Company)                                               5.400%        08/01/2017     $       65,432
--------------------------------------------------------------------------------------------------------------------------------
       125,000  Petersburg, IN Pollution Control (Indianapolis
                Power & Light Company)                                               6.625         12/01/2024            126,436
                                                                                                                  --------------
                                                                                                                      12,148,017
--------------------------------------------------------------------------------------------------------------------------------
IOWA--1.4%
       400,000  Bremer County, IA Retirement Facilities (Bartels Lutheran)           5.125         11/15/2020            399,392
--------------------------------------------------------------------------------------------------------------------------------
       700,000  Bremer County, IA Retirement Facilities (Bartels Lutheran)           5.375         11/15/2027            702,849
--------------------------------------------------------------------------------------------------------------------------------
        50,000  IA Finance Authority (Boys & Girls Home & Family Services)           6.250         12/01/2028             52,171
--------------------------------------------------------------------------------------------------------------------------------
       500,000  IA Finance Authority Retirement Community (Friendship
                Haven)                                                               5.750         11/15/2019            505,450
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  IA Finance Authority Retirement Community (Friendship
                Haven)                                                               6.000         11/15/2024          1,015,940
--------------------------------------------------------------------------------------------------------------------------------
       900,000  IA Finance Authority Retirement Community (Friendship
                Haven)                                                               6.125         11/15/2032            913,086
--------------------------------------------------------------------------------------------------------------------------------
     4,185,000  IA Higher Education Loan Authority (Wartburg College) 6              5.250         10/01/2030          4,206,971
--------------------------------------------------------------------------------------------------------------------------------
     3,000,000  IA Higher Education Loan Authority (Wartburg College)                5.300         10/01/2037          3,012,720
--------------------------------------------------------------------------------------------------------------------------------
     3,250,000  IA Tobacco Settlement Authority                                      5.625         06/01/2046          3,244,053
--------------------------------------------------------------------------------------------------------------------------------
     5,000,000  IA Tobacco Settlement Authority ROLs 1,8                            10.316 2       06/01/2046          4,970,000
--------------------------------------------------------------------------------------------------------------------------------
        30,000  Iowa City, IA Sewer                                                  5.750         07/01/2021             30,289
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Johnston, IA Community School District                               5.350         06/01/2015            503,595
                                                                                                                  --------------
                                                                                                                      19,556,516
--------------------------------------------------------------------------------------------------------------------------------
KANSAS--0.4%
     1,770,000  Hays, KS Sales Tax                                                   6.000         01/01/2025          1,791,559
--------------------------------------------------------------------------------------------------------------------------------
     2,735,000  KS Devel. Finance Authority (Luther Gardens) 3                       5.600         05/20/2034          2,964,658
--------------------------------------------------------------------------------------------------------------------------------
       750,000  Wyandotte County/Kansas City, KS Unified Government
                Pollution Control (General Motors)                                   6.000         06/01/2025            599,198
                                                                                                                  --------------
                                                                                                                       5,355,415
--------------------------------------------------------------------------------------------------------------------------------
KENTUCKY--0.4%
       580,000  Boone County, KY Pollution Control (Dayton
                Power & Light Company)                                               6.500         11/15/2022            583,399
--------------------------------------------------------------------------------------------------------------------------------
       970,000  Kenton County, KY Airport Special Facilities
                (Delta Airlines) 5                                                   7.250         02/01/2022            638,561
--------------------------------------------------------------------------------------------------------------------------------
       105,000  KY Economic Devel. Finance Authority (St. Claire
                Medical Center)                                                      5.625         09/01/2021            106,218
--------------------------------------------------------------------------------------------------------------------------------
     4,595,000  Muhlenberg County, KY Hospital (Muhlenberg
                Community Hospital)                                                  6.750         07/01/2010          4,732,115
                                                                                                                  --------------
                                                                                                                       6,060,293
--------------------------------------------------------------------------------------------------------------------------------
LOUISIANA--3.0%
        10,000  Calcasieu Parish, LA Industrial Devel. Board (Entergy
                Gulf States)                                                         5.450         07/01/2010             10,021


                      27 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
LOUISIANA Continued
$    5,010,000  Calcasieu Parish, LA Industrial Devel. Board (Olin Corp.)            6.625%        02/01/2016     $    5,352,884
--------------------------------------------------------------------------------------------------------------------------------
        60,000  Epps, LA COP 1                                                       8.000         06/01/2018             62,165
--------------------------------------------------------------------------------------------------------------------------------
     3,940,000  LA HFA (VOA New Orleans Affordable Hsg. Corp.)                       6.800         05/01/2029          3,940,670
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  LA Local Government EF&CD (Bellemont Apartments)                     6.000         09/01/2022          1,038,140
--------------------------------------------------------------------------------------------------------------------------------
     1,750,000  LA Local Government EF&CD (Bellemont Apartments)                     6.000         09/01/2027          1,804,985
--------------------------------------------------------------------------------------------------------------------------------
     3,810,000  LA Local Government EF&CD (Bellemont Apartments) 3                   6.000         09/01/2035          3,908,527
--------------------------------------------------------------------------------------------------------------------------------
       890,000  LA Local Government EF&CD (Bellemont Apartments)                     7.500         09/01/2016            938,202
--------------------------------------------------------------------------------------------------------------------------------
     1,510,000  LA Local Government EF&CD (Capital Projects &
                Equipment) 3                                                         6.550         09/01/2025          1,678,259
--------------------------------------------------------------------------------------------------------------------------------
     6,155,000  LA Local Government EF&CD (Oakleigh Apartments),
                Series A                                                             6.375         06/01/2038          6,521,346
--------------------------------------------------------------------------------------------------------------------------------
     1,240,000  LA Local Government EF&CD (Oakleigh Apartments),
                Series A                                                             7.500         06/01/2038          1,308,460
--------------------------------------------------------------------------------------------------------------------------------
        25,000  LA Public Facilities Authority (Dillard University)                  5.300         08/01/2026             26,626
--------------------------------------------------------------------------------------------------------------------------------
       140,000  LA Stadium & Exposition District, Series B                           5.250         07/01/2020            141,833
--------------------------------------------------------------------------------------------------------------------------------
       305,000  LA Tobacco Settlement Financing Corp. (TASC)                         5.875         05/15/2039            319,475
--------------------------------------------------------------------------------------------------------------------------------
    10,695,000  LA Tobacco Settlement Financing Corp. RITES 1                        7.285 2       05/15/2039         11,710,062
--------------------------------------------------------------------------------------------------------------------------------
     1,050,000  LA Tobacco Settlement Financing Corp. RITES 1                        7.285 2       05/15/2039          1,149,656
--------------------------------------------------------------------------------------------------------------------------------
        50,000  New Orleans, LA Aviation Board (Passenger Facility Charge)           6.000         09/01/2019             50,323
--------------------------------------------------------------------------------------------------------------------------------
       135,000  New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)          5.500         07/15/2018            137,531
--------------------------------------------------------------------------------------------------------------------------------
       250,000  New Orleans, LA GO                                                   5.500         12/01/2021            274,940
--------------------------------------------------------------------------------------------------------------------------------
        60,000  Orleans Parish, LA School Board                                      5.375         09/01/2018             60,053
--------------------------------------------------------------------------------------------------------------------------------
       285,000  Pointe Coupee Parish, LA Pollution Control (Gulf State
                Utilities Company)                                                   6.700         03/01/2013            287,400
--------------------------------------------------------------------------------------------------------------------------------
       500,000  St. Tammany Parish, LA Hospital Service District
                (St. Tammany Parish Hospital)                                        5.000         07/01/2022            499,700
--------------------------------------------------------------------------------------------------------------------------------
        10,000  West Feliciana Parish, LA Pollution Control (Entergy Corp.)          7.000         11/01/2015             10,119
                                                                                                                  --------------
                                                                                                                      41,231,377
--------------------------------------------------------------------------------------------------------------------------------
MAINE--0.0%
        35,000  ME H&HEFA (University of New England)                                5.750         07/01/2023             35,061
--------------------------------------------------------------------------------------------------------------------------------
MARYLAND--2.4%
     1,540,000  Anne Arundel County, MD Pollution Control
                (Baltimore Gas & Electric)                                           6.000         04/01/2024          1,566,396
--------------------------------------------------------------------------------------------------------------------------------
        10,000  Baltimore, MD City Hsg. Corp.                                        7.750         10/01/2009             10,018
--------------------------------------------------------------------------------------------------------------------------------
        50,000  Baltimore, MD City Hsg. Corp., Series A                              7.250         07/01/2023             50,112
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Baltimore, MD Convention Center 6                                    5.875         09/01/2039          1,041,130
--------------------------------------------------------------------------------------------------------------------------------
        50,000  Baltimore, MD Pollution Control (General Motors Corp.)               5.350         04/01/2008             46,778
--------------------------------------------------------------------------------------------------------------------------------
        55,000  Calvert County, MD Pollution Control
                (Baltimore Gas & Electric Company)                                   5.550         07/15/2014             55,699
--------------------------------------------------------------------------------------------------------------------------------
     7,785,000  Frederick County, MD Education Facilities
                (Mount St. Mary University)                                          5.625         09/01/2038          8,075,069


                      28 | OPPENHEIMER AMT-FREE MUNICIPALS

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
MARYLAND Continued
$       25,000  MD EDC Student Hsg. (Allegheny College Hsg.)                         5.750%        09/01/2020     $       26,726
--------------------------------------------------------------------------------------------------------------------------------
        40,000  MD EDC Student Hsg. (Allegheny College Hsg.)                         6.000         09/01/2032             42,912
--------------------------------------------------------------------------------------------------------------------------------
     5,100,000  MD EDC Student Hsg. (Bowie State University)                         5.375         06/01/2033          5,114,892
--------------------------------------------------------------------------------------------------------------------------------
       335,000  MD EDC Student Hsg. (Collegiate Hsg. Foundation)                     6.000         06/01/2030            349,616
--------------------------------------------------------------------------------------------------------------------------------
       485,000  MD EDC Student Hsg. (Collegiate Hsg.)                                5.750         06/01/2029            499,637
--------------------------------------------------------------------------------------------------------------------------------
     1,535,000  MD EDC Student Hsg. (Morgan State University)                        6.000         07/01/2022          1,644,231
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  MD EDC Student Hsg. (University of Maryland)                         5.625         10/01/2023          2,049,220
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  MD EDC Student Hsg. (University of Maryland)                         5.750         10/01/2033          2,033,260
--------------------------------------------------------------------------------------------------------------------------------
        65,000  MD EDC Student Hsg. (University Village at
                Sheppard Pratt)                                                      6.000         07/01/2033             69,711
--------------------------------------------------------------------------------------------------------------------------------
        55,000  MD H&HEFA (Doctors Community Hospital)                               5.500         07/01/2024             55,032
--------------------------------------------------------------------------------------------------------------------------------
        75,000  MD H&HEFA (Frederick Memorial Hospital)                              5.000         07/01/2028             75,068
--------------------------------------------------------------------------------------------------------------------------------
        65,000  MD H&HEFA (Johns Hopkins Hospital)                                   5.375         07/01/2020             66,810
--------------------------------------------------------------------------------------------------------------------------------
       575,000  MD H&HEFA (Loyola College)                                           5.375         10/01/2026            594,475
--------------------------------------------------------------------------------------------------------------------------------
        20,000  MD H&HEFA (Medstar Health)                                           5.500         08/15/2033             20,964
--------------------------------------------------------------------------------------------------------------------------------
        45,000  MD H&HEFA (Montgomery General Hospital)                              5.625         07/01/2018             45,077
--------------------------------------------------------------------------------------------------------------------------------
     5,000,000  MD H&HEFA (Peninsula Regional Medical Center) 6                      5.000         07/01/2036          5,124,300
--------------------------------------------------------------------------------------------------------------------------------
     1,400,000  MD Hsg. Community Devel. People's Resource Center 3                  5.600         04/01/2018          1,432,396
--------------------------------------------------------------------------------------------------------------------------------
       100,000  MD Industrial Devel. Financing Authority
                (Our Lady of Good Counsel)                                           5.500         05/01/2020            102,209
--------------------------------------------------------------------------------------------------------------------------------
       150,000  MD Industrial Devel. Financing Authority
                (Our Lady of Good Counsel)                                           6.000         05/01/2035            156,194
--------------------------------------------------------------------------------------------------------------------------------
       250,000  MD Stadium Authority (Convention Center Expansion)                   5.875         12/15/2013            253,035
--------------------------------------------------------------------------------------------------------------------------------
       125,000  MD Stadium Authority Sports Facility                                 5.750         03/01/2018            126,493
--------------------------------------------------------------------------------------------------------------------------------
        85,000  MD Stadium Authority Sports Facility                                 5.800         03/01/2026             86,006
--------------------------------------------------------------------------------------------------------------------------------
        30,000  Montgomery County, MD Pollution Control
                (Potomac Electric Power Company)                                     5.375         02/15/2024             30,047
--------------------------------------------------------------------------------------------------------------------------------
       105,000  Prince Georges County, MD Pollution Control
                (Potomac Electric Power Company)                                     6.000         09/01/2022            105,132
--------------------------------------------------------------------------------------------------------------------------------
       145,000  Prince Georges County, MD Pollution Control
                (Potomac Electric Power Company)                                     6.375         01/15/2023            147,306
--------------------------------------------------------------------------------------------------------------------------------
     1,250,000  Prince Georges County, MD Special District (Victoria Falls)          5.250         07/01/2035          1,263,325
                                                                                                                  --------------
                                                                                                                      32,359,276
--------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS--1.4%
       105,000  Boston, MA Hsg. Devel. Corp.                                         5.500         07/01/2024            105,060
--------------------------------------------------------------------------------------------------------------------------------
       250,000  MA Devel. Finance Agency (Boston Biomedical Research)                5.750         02/01/2029            259,940
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  MA Devel. Finance Agency (Curry College)                             5.000         03/01/2035          2,022,920
--------------------------------------------------------------------------------------------------------------------------------
       800,000  MA Devel. Finance Agency (Eastern Nazarene College)                  5.625         04/01/2019            806,704
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  MA Devel. Finance Agency (Eastern Nazarene College)                  5.625         04/01/2029          2,001,160


                      29 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS Continued
$      500,000  MA Devel. Finance Agency (Evergreen Center)                          5.500%        01/01/2035     $      503,650
--------------------------------------------------------------------------------------------------------------------------------
       150,000  MA Devel. Finance Agency (Nichols College)                           6.000         10/01/2024            153,056
--------------------------------------------------------------------------------------------------------------------------------
        50,000  MA Devel. Finance Agency
                (Northern Berkshire Community Services)                              6.250         08/15/2029             52,781
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  MA Devel. Finance Agency
                (Pharmacy & Allied Health Sciences) 3                                5.750         07/01/2033          1,056,590
--------------------------------------------------------------------------------------------------------------------------------
     5,000,000  MA Devel. Finance Agency
                (Seven Hills Foundation & Affiliates)                                5.000         09/01/2035          5,099,000
--------------------------------------------------------------------------------------------------------------------------------
     1,250,000  MA Devel. Finance Agency (Symmes Life Care)                          5.000         03/01/2035          1,277,888
--------------------------------------------------------------------------------------------------------------------------------
        50,000  MA H&EFA (New England Medical Center)                                5.375         07/01/2024             50,343
--------------------------------------------------------------------------------------------------------------------------------
     1,400,000  MA H&EFA (Nichols College)                                           6.125         10/01/2029          1,478,554
--------------------------------------------------------------------------------------------------------------------------------
        90,000  MA H&EFA (North Adams Regional Hospital)                             6.750         07/01/2009             92,190
--------------------------------------------------------------------------------------------------------------------------------
        90,000  MA H&EFA (Schepens Eye Research Institute)                           6.500         07/01/2028             98,636
--------------------------------------------------------------------------------------------------------------------------------
       210,000  MA H&EFA (VC/TC/FRS/VCS Obligated Group)                             5.300         11/15/2028            213,755
--------------------------------------------------------------------------------------------------------------------------------
     3,510,000  MA H&EFA RITES 1                                                     8.700 2       08/15/2025          3,917,581
--------------------------------------------------------------------------------------------------------------------------------
       100,000  MA Industrial Finance Agency (Cambridge Friends School)              5.800         09/01/2028             97,598
--------------------------------------------------------------------------------------------------------------------------------
       175,000  MA Industrial Finance Agency (College of the Holy Cross)             5.500         03/01/2020            178,827
--------------------------------------------------------------------------------------------------------------------------------
       285,000  MA Industrial Finance Agency (General Motors Corp.)                  5.550         04/01/2009            263,844
--------------------------------------------------------------------------------------------------------------------------------
        30,000  MA Industrial Finance Agency (St. John's High School)                5.350         06/01/2028             30,908
                                                                                                                  --------------
                                                                                                                      19,760,985
--------------------------------------------------------------------------------------------------------------------------------
MICHIGAN--1.8%
        25,000  Dearborn, MI EDC (Oakwood Hospital Corp.)                            5.875         11/15/2025             25,547
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Detroit, MI GO                                                       5.000         04/01/2025          1,049,120
--------------------------------------------------------------------------------------------------------------------------------
       310,000  Flint, MI Hospital Building Authority
                (Hurley Medical Center)                                              5.375         07/01/2028            318,593
--------------------------------------------------------------------------------------------------------------------------------
     2,470,000  Flint, MI Hospital Building Authority
                (Hurley Medical Center)                                              6.000         07/01/2020          2,569,393
--------------------------------------------------------------------------------------------------------------------------------
        25,000  Galesburg-Augusta, MI Community Schools GO                           5.500         05/01/2030             26,541
--------------------------------------------------------------------------------------------------------------------------------
       765,000  Grand Rapids, MI Downtown Devel. Authority                           6.875         06/01/2024            788,340
--------------------------------------------------------------------------------------------------------------------------------
        20,000  Jenison, MI Public Schools                                           5.750         05/01/2016             20,324
--------------------------------------------------------------------------------------------------------------------------------
       350,000  MI Hospital Finance Authority (Detroit Medical Center)               5.250         08/15/2023            358,666
--------------------------------------------------------------------------------------------------------------------------------
        10,000  MI Hospital Finance Authority (Detroit Medical Group)                5.250         08/15/2027             10,395
--------------------------------------------------------------------------------------------------------------------------------
        50,000  MI Hospital Finance Authority (Henry Ford Health System)             5.250         11/15/2025             51,211
--------------------------------------------------------------------------------------------------------------------------------
        20,000  MI Hospital Finance Authority (Port Huron Hospital/
                Marwood Manor Nursing Home)                                          5.500         07/01/2015             20,432
--------------------------------------------------------------------------------------------------------------------------------
        50,000  MI Hsg. Devel. Authority (Charter Square)                            5.500         01/15/2021             50,196
--------------------------------------------------------------------------------------------------------------------------------
     3,625,000  MI Job Devel. Authority Pollution Control
                (General Motors Corp.) 3                                             5.550         04/01/2009          3,317,093
--------------------------------------------------------------------------------------------------------------------------------
        30,000  MI Municipal Bond Authority                                          6.000         12/01/2013             30,367
--------------------------------------------------------------------------------------------------------------------------------
     1,355,000  MI Public Educational Facilities Authority
                (Old Redford)                                                        6.000         12/01/2035          1,362,358


                      30 | OPPENHEIMER AMT-FREE MUNICIPALS

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
MICHIGAN Continued
$   10,000,000  MI Strategic Fund Pollution Control
                (General Motors Corp.) 3                                             8.000% 4      04/01/2008     $   10,000,000
--------------------------------------------------------------------------------------------------------------------------------
        10,000  Mount Clemens, MI Hsg. Corp. (FHA Section 8),
                Series A                                                             6.600         06/01/2022             10,087
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Plymouth, MI Educational Center Charter School
                (Public School Academy)                                              5.375         11/01/2030            500,710
--------------------------------------------------------------------------------------------------------------------------------
     1,500,000  Plymouth, MI Educational Center Charter School
                (Public School Academy)                                              5.625         11/01/2035          1,526,325
--------------------------------------------------------------------------------------------------------------------------------
     2,250,000  Pontiac, MI Tax Increment Finance Authority                          6.375         06/01/2031          2,415,983
--------------------------------------------------------------------------------------------------------------------------------
        20,000  Wayne, MI University                                                 5.650         11/15/2015             20,040
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Willow Run, MI Community Schools                                     5.000         05/01/2016            507,185
                                                                                                                  --------------
                                                                                                                      24,978,906
--------------------------------------------------------------------------------------------------------------------------------
MINNESOTA--1.3%
       125,000  Cuyuna Range, MN Hospital District Health Facilities                 5.200         06/01/2025            125,541
--------------------------------------------------------------------------------------------------------------------------------
       250,000  Cuyuna Range, MN Hospital District Health Facilities                 5.500         06/01/2035            252,708
--------------------------------------------------------------------------------------------------------------------------------
        50,000  Hastings, MN Health Care Facility (Regina Medical Center)            5.300         09/15/2028             50,711
--------------------------------------------------------------------------------------------------------------------------------
       230,000  McLeod County, MN Commercial Devel.
                (Southwest Minnesota Foundation)                                     5.125         12/01/2031            231,219
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Minneapolis, MN Tax Increment (St. Anthony Falls)                    5.750         02/01/2027          1,013,750
--------------------------------------------------------------------------------------------------------------------------------
        20,000  MN HEFA (College of St. Benedict)                                    5.350         03/01/2020             20,166
--------------------------------------------------------------------------------------------------------------------------------
       660,000  St. Paul, MN Hsg. & Redevel. Authority
                (Great Northern Lofts)                                               6.250         03/01/2029            692,525
--------------------------------------------------------------------------------------------------------------------------------
        15,000  St. Paul, MN Hsg. & Redevel. Authority
                (St. Paul Ramsey Medical Center)                                     5.550         05/15/2023             15,024
--------------------------------------------------------------------------------------------------------------------------------
     7,000,000  St. Paul, MN Hsg. & Redevel. Authority (Upper Landing) 3             7.000         03/01/2029          6,979,560
--------------------------------------------------------------------------------------------------------------------------------
       500,000  St. Paul, MN Port Authority (Healtheast Midway Campus)               6.000         05/01/2030            509,895
--------------------------------------------------------------------------------------------------------------------------------
       130,000  Washington County, MN Hsg. & Redevel. Authority
                (Healtheast)                                                         5.500         11/15/2027            133,461
--------------------------------------------------------------------------------------------------------------------------------
     8,000,000  Washington County, MN Hsg. & Redevel. Authority
                (Seasons Villas)                                                     6.950         12/01/2023          8,227,760
                                                                                                                  --------------
                                                                                                                      18,252,320
--------------------------------------------------------------------------------------------------------------------------------
MISSISSIPPI--0.9%
        50,000  Gulfport, MS Hospital Facility (Memorial Hospital at
                Gulfport)                                                            5.750         07/01/2031             50,869
--------------------------------------------------------------------------------------------------------------------------------
     6,055,000  MS Business Finance Corp. (System Energy Resources)                  5.875         04/01/2022          6,144,009
--------------------------------------------------------------------------------------------------------------------------------
     1,550,000  MS Business Finance Corp. (System Energy Resources) 3                5.900         05/01/2022          1,574,335
--------------------------------------------------------------------------------------------------------------------------------
     5,030,000  MS Home Corp. Hsg. (Valley State Student Hsg.)                       5.500         12/01/2035          5,215,708
                                                                                                                  --------------
                                                                                                                      12,984,921
--------------------------------------------------------------------------------------------------------------------------------
MISSOURI--3.2%
       365,000  Branson, MO IDA (Branson Hills)                                      7.050         05/01/2027            365,829
--------------------------------------------------------------------------------------------------------------------------------
     2,340,000  Branson, MO IDA (Branson Landing)                                    5.250         06/01/2021          2,347,535


                      31 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
MISSOURI Continued
$      220,000  Cameron, MO IDA Health Facilities
                (Cameron Community Hospital)                                         6.375%        12/01/2029     $      235,147
--------------------------------------------------------------------------------------------------------------------------------
       750,000  Hanley Road & North of Folk Ave, MO Transportation
                District                                                             5.400         10/01/2031            751,148
--------------------------------------------------------------------------------------------------------------------------------
    10,280,678  Hanley/Eager Road, MO Transportation Devel. District,
                Series A                                                             7.750 7       12/01/2023          2,648,817
--------------------------------------------------------------------------------------------------------------------------------
    13,500,000  Hazelwood, MO Transportation Devel. District
                (370/Missouri Bottom Road/Tausig Road)                               7.200         05/01/2033         14,676,390
--------------------------------------------------------------------------------------------------------------------------------
       750,000  Maplewood, MO Tax (Maplewood South Redevel.)                         5.750         11/01/2026            751,305
--------------------------------------------------------------------------------------------------------------------------------
        50,000  MO H&EFA (Freeman Health System)                                     5.500         02/15/2024             50,073
--------------------------------------------------------------------------------------------------------------------------------
       175,000  Ozark Centre, MO Transportation Devel. District                      5.375         09/01/2032            175,019
--------------------------------------------------------------------------------------------------------------------------------
     1,500,000  Raymore, MO Tax Increment                                            5.375         03/01/2020          1,502,055
--------------------------------------------------------------------------------------------------------------------------------
     3,750,000  Raymore, MO Tax Increment                                            5.625         03/01/2028          3,769,650
--------------------------------------------------------------------------------------------------------------------------------
     2,500,000  Richmond Heights, MO Tax Increment & Transportation
                Sales Tax                                                            5.625         11/01/2025          2,520,700
--------------------------------------------------------------------------------------------------------------------------------
     9,000,000  St. Joseph, MO IDA (Living Community of St. Joseph)                  7.000         08/15/2032          9,625,230
--------------------------------------------------------------------------------------------------------------------------------
       250,000  St. Joseph, MO IDA (Shoppes at North Village)                        5.375         11/01/2024            248,810
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  St. Joseph, MO IDA, Series B                                         5.375         11/01/2023            992,010
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  St. Joseph, MO IDA, Series B                                         5.500         11/01/2027            999,280
--------------------------------------------------------------------------------------------------------------------------------
       150,000  St. Louis County, MO IDA (Multifamily Hsg.)                          5.950         03/20/2031            154,394
--------------------------------------------------------------------------------------------------------------------------------
        10,000  St. Louis County, MO IDA (Waterford)                                 5.400         12/01/2028             10,003
--------------------------------------------------------------------------------------------------------------------------------
     1,930,000  St. Louis, MO Tax Increment Financing                                5.500         03/09/2027          1,823,232
                                                                                                                  --------------
                                                                                                                      43,646,627
--------------------------------------------------------------------------------------------------------------------------------
MONTANA--0.1%
       215,000  Forsyth, MT Pollution Control (Northwestern Corp.)                   5.900         12/01/2023            215,421
--------------------------------------------------------------------------------------------------------------------------------
     1,040,000  Forsyth, MT Pollution Control (Northwestern Corp.)                   6.125         05/01/2023          1,052,761
--------------------------------------------------------------------------------------------------------------------------------
        15,000  MT Board of Hsg., Series A                                           5.200         08/01/2029             14,832
                                                                                                                  --------------
                                                                                                                       1,283,014
--------------------------------------------------------------------------------------------------------------------------------
NEBRASKA--0.3%
     3,730,000  NE Educational Facilities Authority
                (Midland Lutheran College)                                           5.600         09/15/2029          3,738,206
--------------------------------------------------------------------------------------------------------------------------------
NEVADA--0.8%
     2,220,000  Clark County, NV Economic Devel. (Alexander Dawson
                School at Rainbow Mountain) 3                                        5.375         05/15/2033          2,317,680
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Director of the State of NV Dept. of Business & Industry
                (Las Ventanas Retirement)                                            7.000         11/15/2034          1,037,010
--------------------------------------------------------------------------------------------------------------------------------
     6,200,000  Las Vegas, NV Paiute Tribe, Series A 3                               6.625         11/01/2017          6,928,252
--------------------------------------------------------------------------------------------------------------------------------
       100,000  Mesquite, NV Special Improvement District (Canyon Creek)             5.200         08/01/2016             99,084
--------------------------------------------------------------------------------------------------------------------------------
       145,000  Mesquite, NV Special Improvement District (Canyon Creek)             5.250         08/01/2017            143,583
--------------------------------------------------------------------------------------------------------------------------------
       300,000  Mesquite, NV Special Improvement District (Canyon Creek)             5.300         08/01/2018            295,665
                                                                                                                  --------------
                                                                                                                      10,821,274


                      32 | OPPENHEIMER AMT-FREE MUNICIPALS

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE--2.6%
 $     305,000  Manchester, NH Hsg. & Redevel. Authority, Series B                   5.650% 7      01/01/2029     $       84,128
--------------------------------------------------------------------------------------------------------------------------------
     3,220,000  Manchester, NH Hsg. & Redevel. Authority, Series B                   5.700 7       01/01/2030            845,508
--------------------------------------------------------------------------------------------------------------------------------
       495,000  Manchester, NH Hsg. & Redevel. Authority, Series B                   6.000 7       01/01/2023            194,466
--------------------------------------------------------------------------------------------------------------------------------
        90,000  NH Business Finance Authority (Proctor Academy)                      5.400         06/01/2017             92,657
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  NH H&EFA (Catholic Medical Center)                                   6.125         07/01/2032          1,062,680
--------------------------------------------------------------------------------------------------------------------------------
     4,000,000  NH H&EFA (Franklin Pierce College) 3                                 6.050         10/01/2034          4,333,080
--------------------------------------------------------------------------------------------------------------------------------
        40,000  NH H&EFA (New Hampshire College)                                     6.375         01/01/2027             41,830
--------------------------------------------------------------------------------------------------------------------------------
     1,980,000  NH H&EFA (Portsmouth Christian Academy)                              5.750         07/01/2023          2,120,996
--------------------------------------------------------------------------------------------------------------------------------
     6,115,000  NH H&EFA (Portsmouth Christian Academy)                              5.850         07/01/2033          6,483,612
--------------------------------------------------------------------------------------------------------------------------------
     3,555,000  NH H&EFA (Southern New Hampshire University)                         5.000         01/01/2030          3,594,354
--------------------------------------------------------------------------------------------------------------------------------
    16,410,000  NH H&EFA (Southern New Hampshire University)                         5.000         01/01/2036         16,520,768
--------------------------------------------------------------------------------------------------------------------------------
        25,000  NH HE&H Facilities Authority (Dartmouth College)                     5.450         06/01/2025             25,535
--------------------------------------------------------------------------------------------------------------------------------
       165,000  NH HE&HFA (Franklin Pierce Law Center)                               5.500         07/01/2028            169,622
--------------------------------------------------------------------------------------------------------------------------------
       500,000  NH Turnpike System, Series A                                         6.750         11/01/2011            522,585
                                                                                                                  --------------
                                                                                                                      36,091,821
--------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY--2.4%
     1,000,000  NJ EDA (Cigarette Tax) 3                                             5.500         06/15/2031          1,034,840
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  NJ EDA (Cigarette Tax) 3                                             5.750         06/15/2029          2,111,960
--------------------------------------------------------------------------------------------------------------------------------
     7,480,000  NJ Tobacco Settlement Financing Corp. (TASC)                         6.000         06/01/2037          7,908,230
--------------------------------------------------------------------------------------------------------------------------------
     9,800,000  NJ Tobacco Settlement Financing Corp. (TASC) 3                       6.125         06/01/2042         10,426,906
--------------------------------------------------------------------------------------------------------------------------------
     7,000,000  NJ Tobacco Settlement Financing Corp. (TASC)                         6.250         06/01/2043          7,582,470
--------------------------------------------------------------------------------------------------------------------------------
     3,250,000  NJ Transit Corp. ROLs, Series 15 1,3                                 9.110 2       09/15/2015          3,830,060
                                                                                                                  --------------
                                                                                                                      32,894,466
--------------------------------------------------------------------------------------------------------------------------------
NEW MEXICO--1.4%
     1,495,000  Cabezon, NM Public Improvement District                              6.300         09/01/2034          1,532,584
--------------------------------------------------------------------------------------------------------------------------------
     7,895,000  Eldorado, NM Area Water & Sanitation District                        6.000         02/01/2023          7,865,867
--------------------------------------------------------------------------------------------------------------------------------
       100,000  Farmington, NM Pollution Control (Public Service
                Company of New Mexico)                                               5.800         04/01/2022            101,459
--------------------------------------------------------------------------------------------------------------------------------
       200,000  Farmington, NM Pollution Control (Public Service
                Company of New Mexico)                                               5.800         04/01/2022            202,918
--------------------------------------------------------------------------------------------------------------------------------
        25,000  Farmington, NM Pollution Control (Public Service
                Company of New Mexico)                                               6.300         12/01/2016             26,000
--------------------------------------------------------------------------------------------------------------------------------
     3,365,000  NM Educational Assistance Foundation 3                               5.900         09/01/2031          3,507,474
--------------------------------------------------------------------------------------------------------------------------------
     3,000,000  NM Hsg. Authority (Villa Del Oso Apartments) 3                       6.250         01/01/2031          3,060,360
--------------------------------------------------------------------------------------------------------------------------------
     1,270,000  NM Hsg. Authority (Villa Del Oso Apartments)                         7.500         01/01/2038          1,295,895
--------------------------------------------------------------------------------------------------------------------------------
     1,800,000  Sandoval County, NM (Santa Ana Pueblo) 3                             7.750         07/01/2015          1,851,354
--------------------------------------------------------------------------------------------------------------------------------
       325,000  Santa Fe, NM Educational Facilities (College of Santa Fe)            5.875         10/01/2021            327,220
                                                                                                                  --------------
                                                                                                                      19,771,131


                      33 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
NEW YORK--0.2%
$    2,700,000  Erie County, NY Tobacco Asset Securitization Corp.                   5.000%        06/01/2045     $    2,607,552
--------------------------------------------------------------------------------------------------------------------------------
        50,000  NYC GO RIBS                                                          8.526 2       08/27/2015             50,173
                                                                                                                  --------------
                                                                                                                       2,657,725
--------------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA--0.3%
        95,000  Charlotte, NC Mtg. (Tryon Hills Associate)                           5.875         01/01/2025             97,993
--------------------------------------------------------------------------------------------------------------------------------
        25,000  Kinston, NC Enterprise System                                        5.700         04/01/2021             25,600
--------------------------------------------------------------------------------------------------------------------------------
     1,105,000  Kinston, NC Hsg. Authority (Kinston Towers)                          6.750         12/01/2018          1,113,166
--------------------------------------------------------------------------------------------------------------------------------
       130,000  NC Eastern Municipal Power Agency, Series A                          5.625         01/01/2024            135,034
--------------------------------------------------------------------------------------------------------------------------------
       140,000  NC Eastern Municipal Power Agency, Series B                          5.500         01/01/2017            140,230
--------------------------------------------------------------------------------------------------------------------------------
       695,000  NC Eastern Municipal Power Agency, Series B                          5.500         01/01/2021            700,233
--------------------------------------------------------------------------------------------------------------------------------
       475,000  NC Eastern Municipal Power Agency, Series B                          5.500         01/01/2021            475,770
--------------------------------------------------------------------------------------------------------------------------------
        20,000  NC Eastern Municipal Power Agency, Series B                          6.250         01/01/2023             20,047
--------------------------------------------------------------------------------------------------------------------------------
        30,000  NC HFA (Multifamily Hsg.)                                            5.450         09/01/2024             30,017
--------------------------------------------------------------------------------------------------------------------------------
       750,000  NC Medical Care Commission (United Methodist)                        5.250         10/01/2024            767,070
--------------------------------------------------------------------------------------------------------------------------------
       200,000  NC Medical Care Commission (United Methodist)                        5.500         10/01/2032            205,416
                                                                                                                  --------------
                                                                                                                       3,710,576
--------------------------------------------------------------------------------------------------------------------------------
NORTH DAKOTA--0.0%
        10,000  Grand Forks, ND Sewer                                                5.850         12/01/2015             10,016
--------------------------------------------------------------------------------------------------------------------------------
OHIO--0.5%
       490,000  Cleveland, OH Rock Glen Hsg. Assistance Corp.
                (Ambleside Apartments)                                               7.000         06/01/2018            510,428
--------------------------------------------------------------------------------------------------------------------------------
       530,000  Cleveland-Cuyahoga County, OH Port Authority
                (Myers University)                                                   5.600         05/15/2025            546,833
--------------------------------------------------------------------------------------------------------------------------------
       180,000  Cuyahoga County, OH Hospital
                (University Hospitals Health System)                                 5.625         01/15/2026            183,870
--------------------------------------------------------------------------------------------------------------------------------
       160,000  Garfield Heights, OH GO                                              6.625         11/01/2011            167,080
--------------------------------------------------------------------------------------------------------------------------------
       920,000  Glenwillow Village, OH GO                                            5.875         12/01/2024            992,174
--------------------------------------------------------------------------------------------------------------------------------
     1,500,000  Greene County, OH University Hsg.
                (Central State University)                                           5.625         09/01/2032          1,562,820
--------------------------------------------------------------------------------------------------------------------------------
        10,000  Lorian County, OH Hospital
                (Catholic Healthcare Partners)                                       5.500         09/01/2027             10,463
--------------------------------------------------------------------------------------------------------------------------------
       200,000  Montgomery County, OH Hospital Revenue
                (Kettering Medical Center)                                           5.500         04/01/2026            204,562
--------------------------------------------------------------------------------------------------------------------------------
       250,000  OH Air Quality Devel. Authority
                (Cincinnati Gas & Electric Company)                                  5.450         01/01/2024            250,395
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Port of Greater Cincinnati, OH
                (Public Parking Infrastructure)                                      6.300         02/15/2024            531,520
--------------------------------------------------------------------------------------------------------------------------------
     1,485,000  Port of Greater Cincinnati, OH
                (Public Parking Infrastructure)                                      6.400         02/15/2034          1,594,712
--------------------------------------------------------------------------------------------------------------------------------
       655,000  Summit County, OH Port Authority
                (Twinsburg Township)                                                 5.125         05/15/2025            653,834


                      34 | OPPENHEIMER AMT-FREE MUNICIPALS

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
OHIO Continued
$      110,000  Sylvania, OH Area Joint Recreational District                        6.000%        12/01/2020     $      112,422
                                                                                                                  --------------
                                                                                                                       7,321,113
--------------------------------------------------------------------------------------------------------------------------------
OKLAHOMA--5.1%
       130,000  Claremore, OK Industrial & Redevel. Student Hsg.
                (RSU Foundation)                                                     5.750         09/01/2034            137,458
--------------------------------------------------------------------------------------------------------------------------------
     3,515,000  Comanche County, OK Hospital Authority                               5.250         07/01/2020          3,732,051
--------------------------------------------------------------------------------------------------------------------------------
     3,040,000  Comanche County, OK Hospital Authority                               5.250         07/01/2021          3,218,114
--------------------------------------------------------------------------------------------------------------------------------
     1,385,000  Eufaula, OK Public Works Authority                                   5.000         12/01/2030          1,403,711
--------------------------------------------------------------------------------------------------------------------------------
        15,000  Grady County, OK Industrial Authority
                (Correctional Facilities)                                            6.000         11/01/2029             15,417
--------------------------------------------------------------------------------------------------------------------------------
     6,500,000  Langston, OK EDA (Langston University)                               5.000         05/01/2035          6,556,550
--------------------------------------------------------------------------------------------------------------------------------
     4,000,000  Langston, OK EDA (LDF Student Hsg.)                                  5.000         05/01/2030          4,048,480
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  Norman, OK Regional Hospital Authority                               5.375         09/01/2036          2,007,920
--------------------------------------------------------------------------------------------------------------------------------
     8,000,000  Tulsa County, OK Industrial Authority
                (Affordable Hsg.)                                                    5.125 4       01/01/2039          8,000,000
--------------------------------------------------------------------------------------------------------------------------------
    33,785,000  Tulsa, OK Municipal Airport Trust (American Airlines)                6.250         06/01/2020         31,685,262
--------------------------------------------------------------------------------------------------------------------------------
     8,815,000  Tulsa, OK Municipal Airport Trust (American Airlines)                7.350         12/01/2011          8,815,176
                                                                                                                  --------------
                                                                                                                      69,620,139
--------------------------------------------------------------------------------------------------------------------------------
OREGON--0.0%
        30,000  OR Health Hsg. Educational & Cultural Facilities
                Authority (Reed College)                                             5.375         07/01/2025             30,800
--------------------------------------------------------------------------------------------------------------------------------
        35,000  OR Hsg. & Community Services (Single Family Mtg.)                    6.400         07/01/2018             35,204
--------------------------------------------------------------------------------------------------------------------------------
        50,000  OR Hsg. (Elderly & Disabled Hsg.)                                    5.500         08/01/2026             50,029
                                                                                                                  --------------
                                                                                                                         116,033
--------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--1.6%
     8,200,000  Allegheny County, PA HDA (West Penn
                Allegheny Health System)                                             9.250         11/15/2030          9,730,202
--------------------------------------------------------------------------------------------------------------------------------
        35,000  Beaver County, PA IDA (Ohio Edison Company) 1                        5.450         09/15/2033             35,046
--------------------------------------------------------------------------------------------------------------------------------
     1,500,000  Chester County, PA H&EFA (Jenners Pond)                              7.750         07/01/2034          1,564,650
--------------------------------------------------------------------------------------------------------------------------------
     1,655,000  Cumberland County, PA Municipal Authority
                (Wesley Affiliated Services)                                         7.250         01/01/2035          1,809,858
--------------------------------------------------------------------------------------------------------------------------------
     3,955,000  Northumberland County, PA IDA
                (NHS Youth Services)                                                 7.750         02/15/2029          4,140,252
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Philadelphia, PA H&HEFA (Centralized
                Comprehensive Human Services)                                        7.250         01/01/2021          1,056,170
--------------------------------------------------------------------------------------------------------------------------------
     1,200,000  Philadelphia, PA H&HEFA (Temple University
                Children's Medical Center)                                           5.625         06/15/2019          1,222,152
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Philadelphia, PA Redevel. Authority (Beech Student
                Hsg. Complex), Series A                                              5.625         07/01/2023          1,082,060


                      35 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$    1,500,000  Philadelphia, PA Redevel. Authority (Beech Student
                Hsg. Complex), Series A                                              5.625%        07/01/2028     $    1,588,515
                                                                                                                  --------------
                                                                                                                      22,228,905
--------------------------------------------------------------------------------------------------------------------------------
RHODE ISLAND--0.5%
     5,000,000  Central Falls, RI Detention Facility 3                               7.250         07/15/2035          5,388,650
--------------------------------------------------------------------------------------------------------------------------------
        50,000  Providence, RI HDC (Barbara Jordan Apartments)                       6.750         07/01/2025             50,376
--------------------------------------------------------------------------------------------------------------------------------
        40,000  RI Hsg. & Mtg. Finance Corp. (Homeownership
                Opportunity)                                                         6.500         04/01/2027             40,050
--------------------------------------------------------------------------------------------------------------------------------
       175,000  RI Tobacco Settlement Financing Corp. (TASC)                         6.250         06/01/2042            184,938
--------------------------------------------------------------------------------------------------------------------------------
     1,500,000  Tiverton, RI Special Obligation Tax (Mount
                Hope Bay Village)                                                    6.875         05/01/2022          1,627,140
                                                                                                                  --------------
                                                                                                                       7,291,154
--------------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA--1.4%
        15,000  Greenville County, SC School District                                5.500         12/01/2028             16,120
--------------------------------------------------------------------------------------------------------------------------------
     2,500,000  Greenville County, SC School District ROLs 1,3                       8.893 2       12/01/2020          2,819,900
--------------------------------------------------------------------------------------------------------------------------------
        45,000  Greenville, SC Hospital System Board, Series B                       5.250         05/01/2023             46,022
--------------------------------------------------------------------------------------------------------------------------------
        35,000  Marion County, SC Hospital District                                  5.375         11/01/2025             35,741
--------------------------------------------------------------------------------------------------------------------------------
       500,000  SC Connector 2000 Assoc. Toll Road, Series B                         6.080 7       01/01/2021            219,520
--------------------------------------------------------------------------------------------------------------------------------
    10,355,000  SC Connector 2000 Assoc. Toll Road, Series B 3                       6.780 7       01/01/2026          3,340,005
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  SC Educational Facilities Authority (Southern
                Wesleyan University)                                                 5.750         03/01/2029          1,046,480
--------------------------------------------------------------------------------------------------------------------------------
    10,660,000  SC Jobs--EDA (Coastal Hsg. Foundation) 3                             5.000         04/01/2035         11,027,770
                                                                                                                  --------------
                                                                                                                      18,551,558
--------------------------------------------------------------------------------------------------------------------------------
SOUTH DAKOTA--1.2%
     8,200,000  SD Educational Enhancement Funding Corp.
                Tobacco Settlement 3                                                 6.500         06/01/2032          8,903,724
--------------------------------------------------------------------------------------------------------------------------------
     7,550,000  Sioux Falls, SD Health Facilities (Rummel
                Memorial Home)                                                       6.750         11/15/2033          7,797,414
                                                                                                                  --------------
                                                                                                                      16,701,138
--------------------------------------------------------------------------------------------------------------------------------
TENNESSEE--2.3%
     3,500,000  Bradley County, TN Industrial Devel. Board (Olin Corp.)              6.625         11/01/2017          3,801,490
--------------------------------------------------------------------------------------------------------------------------------
     7,710,000  Chattanooga, TN Health Educational & Hsg. Board
                (Campus Devel. Foundation Phase I)                                   5.000         10/01/2025          7,628,582
--------------------------------------------------------------------------------------------------------------------------------
     9,000,000  Chattanooga, TN Health Educational & Hsg. Board
                (Campus Devel. Foundation Phase I)                                   5.125         10/01/2035          8,931,510
--------------------------------------------------------------------------------------------------------------------------------
       100,000  Hamilton County, TN Industrial Devel. Board
                (Park at 58)                                                         6.700         03/01/2021             91,784
--------------------------------------------------------------------------------------------------------------------------------
     3,000,000  Johnson City, TN Health & Educational Facilities Board
                (Mountain States Health Alliance) 6                                  5.500         07/01/2036          3,122,970


                      36 | OPPENHEIMER AMT-FREE MUNICIPALS

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
TENNESSEE Continued
$    1,500,000  Shelby County, TN HE&HF (Cornerstone-Cameron
                & Stonegate) 5                                                       6.000%        07/01/2028     $      974,865
--------------------------------------------------------------------------------------------------------------------------------
     5,980,000  Smyrna, TN Hsg. Assoc. (Imperial Garden Apartments) 3                6.450         10/20/2035          6,630,923
--------------------------------------------------------------------------------------------------------------------------------
       100,000  TN Metropolitan Government (Nashville & Davidson
                County)                                                              5.875         05/15/2021            101,674
                                                                                                                  --------------
                                                                                                                      31,283,798
--------------------------------------------------------------------------------------------------------------------------------
TEXAS--10.1%
       130,000  Alice, TX GO                                                         5.200         02/01/2011            130,215
--------------------------------------------------------------------------------------------------------------------------------
       150,000  Anson, TX Education Facilities Corp.
                (Odessa Student Hsg.)                                                5.400         07/01/2034            155,060
--------------------------------------------------------------------------------------------------------------------------------
    26,055,000  Austin, TX Convention Enterprises (Convention Center)                5.750         01/01/2032         27,038,576
--------------------------------------------------------------------------------------------------------------------------------
       200,000  Austin, TX Convention Enterprises (Convention Center)                6.000         01/01/2023            212,946
--------------------------------------------------------------------------------------------------------------------------------
        25,000  Austin, TX Utility System, Series B                                  5.700         11/15/2021             25,438
--------------------------------------------------------------------------------------------------------------------------------
     9,885,000  Beasley, TX Higher Education Finance Corp., Series A                 5.125         12/01/2034         10,066,192
--------------------------------------------------------------------------------------------------------------------------------
    10,765,000  Bexar County, TX HFC (American Opportunity Hsg.)                     6.750         12/01/2037         11,180,421
--------------------------------------------------------------------------------------------------------------------------------
     3,090,000  Bexar County, TX HFC (American Opportunity Hsg.
                -Nob Hill Apartments)                                                6.000         06/01/2021          3,099,672
--------------------------------------------------------------------------------------------------------------------------------
     6,625,000  Bexar County, TX HFC (American Opportunity Hsg.
                -Nob Hill Apartments)                                                6.000         06/01/2031          6,669,189
--------------------------------------------------------------------------------------------------------------------------------
     5,765,000  Bexar County, TX HFC (American Opportunity Hsg.-
                Waterford)                                                           7.000         12/01/2036          6,133,441
--------------------------------------------------------------------------------------------------------------------------------
       400,000  Bexar County, TX HFC (Doral Club)                                    8.750         10/01/2036            402,104
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Bexar County, TX HFC (The Army Retirement Residence
                Foundation)                                                          6.300         07/01/2032          1,068,700
--------------------------------------------------------------------------------------------------------------------------------
       150,000  Chimney Hill, TX Municipal Utility District                          5.500         10/01/2011            151,536
--------------------------------------------------------------------------------------------------------------------------------
        10,000  Dallas-Fort Worth, TX International Airport Facility
                (American Airlines)                                                  6.000         11/01/2014              8,516
--------------------------------------------------------------------------------------------------------------------------------
       200,000  Dallas-Fort Worth, TX Regional Airport                               6.000         11/01/2009            200,416
--------------------------------------------------------------------------------------------------------------------------------
       500,000  De Soto, TX Independent School District                              6.125         08/15/2023            504,695
--------------------------------------------------------------------------------------------------------------------------------
       265,000  El Paso County, TX HFC (American Village Communities),
                Series A                                                             6.250         12/01/2020            275,102
--------------------------------------------------------------------------------------------------------------------------------
       285,000  El Paso County, TX HFC (El Paso American Hsg.
                Foundation), Series A                                                6.375         12/01/2032            293,541
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Folk, TX Avenue South Transportation District                        5.625         11/01/2031          1,001,970
--------------------------------------------------------------------------------------------------------------------------------
        20,000  Harris County, TX Health Facilities Devel. Authority
                (Texas Children's Hospital)                                          5.250         10/01/2029             20,592
--------------------------------------------------------------------------------------------------------------------------------
     3,730,000  Harris County, TX Toll Road RITES 1                                 10.072 2       08/15/2024          4,933,746
--------------------------------------------------------------------------------------------------------------------------------
       100,000  Irving, TX Hospital Authority (Irving Healthcare System)             5.750         07/01/2010            100,193
--------------------------------------------------------------------------------------------------------------------------------
       105,000  Keller, TX Independent School District, Series A                     5.400         08/15/2023            106,047
--------------------------------------------------------------------------------------------------------------------------------
        10,000  Leander, TX Independent School District                              6.000         08/15/2018             10,135
--------------------------------------------------------------------------------------------------------------------------------
       650,000  Lewisville, TX Combination Contract                                  6.000         10/01/2015            711,659


                      37 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
TEXAS Continued
$    1,325,000  Lewisville, TX Combination Contract 3                                6.000%        10/01/2025     $    1,455,870
--------------------------------------------------------------------------------------------------------------------------------
     5,510,000  Lewisville, TX Combination Contract 3                                6.000         10/01/2034          6,013,945
--------------------------------------------------------------------------------------------------------------------------------
       100,000  Lewisville, TX GO                                                    5.700         09/01/2028            104,777
--------------------------------------------------------------------------------------------------------------------------------
     3,400,000  Lewisville, TX GO 3                                                  6.125         09/01/2029          3,727,488
--------------------------------------------------------------------------------------------------------------------------------
     2,345,000  Lubbock, TX HFC (Las Colinas Quail Creek Apartments) 3               6.000         07/01/2022          2,411,997
--------------------------------------------------------------------------------------------------------------------------------
     1,530,000  Lubbock, TX HFC (Las Colinas Quail Creek Apartments)                 6.000         07/01/2025          1,565,420
--------------------------------------------------------------------------------------------------------------------------------
       655,000  Lubbock, TX HFC (Las Colinas Quail Creek Apartments)                 6.000         07/01/2032            667,511
--------------------------------------------------------------------------------------------------------------------------------
    20,350,000  Matagorda County, TX Navigation District
                (Centerpoint Energy)                                                 8.000         05/01/2029         22,056,755
--------------------------------------------------------------------------------------------------------------------------------
       270,000  Metro, TX HFDC (Wilson N. Jones Memorial Hospital)                   5.375         01/01/2023            270,378
--------------------------------------------------------------------------------------------------------------------------------
        75,000  Mission, TX EDC                                                      6.600         01/01/2020             76,026
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  North Central, TX HFDC (Northwest Senior Hsg. Corp.)                 7.250         11/15/2019          2,148,440
--------------------------------------------------------------------------------------------------------------------------------
     3,000,000  North Central, TX HFDC (Northwest Senior Hsg. Corp.)                 7.500         11/15/2029          3,227,670
--------------------------------------------------------------------------------------------------------------------------------
        70,000  North Forest, TX Independent School District GO                      6.000         08/15/2025             70,769
--------------------------------------------------------------------------------------------------------------------------------
     1,910,000  Nueces County, TX HFC (Dolphins Landing Apartments) 3                6.750         07/01/2020          2,046,049
--------------------------------------------------------------------------------------------------------------------------------
     1,865,000  Nueces County, TX HFC (Dolphins Landing Apartments) 3                6.875         07/01/2030          1,997,005
--------------------------------------------------------------------------------------------------------------------------------
        60,000  Nueces County, TX HFC (Dolphins Landing Apartments)                  8.000         07/01/2030             63,986
--------------------------------------------------------------------------------------------------------------------------------
       200,000  Pantego, TX EDC (Sales Tax)                                          5.850         02/15/2022            200,424
--------------------------------------------------------------------------------------------------------------------------------
     1,680,000  Retama, TX Devel. Corp. (Retama Racetrack) 3                        10.000         12/15/2019          2,449,574
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Ridge Parc, TX Devel. Corp. (Multifamily)                            6.100         06/20/2033            548,310
--------------------------------------------------------------------------------------------------------------------------------
     4,020,000  Sabine, TX River Authority Pollution Control
                (TXU Electric Company)                                               6.150         08/01/2022          4,397,759
--------------------------------------------------------------------------------------------------------------------------------
        45,000  San Antonio, TX Hotel Occupancy Tax (Henry Gonzalez)                 5.700         08/15/2026             46,386
--------------------------------------------------------------------------------------------------------------------------------
        25,000  San Antonio, TX Water                                                5.600         05/15/2026             25,635
--------------------------------------------------------------------------------------------------------------------------------
       100,000  Temple, TX Junior College District                                   5.800         07/01/2014            101,063
--------------------------------------------------------------------------------------------------------------------------------
       445,000  TX Affordable Hsg. Corp.
                (Ashton Place & Woodstock Apartments)                                6.300         08/01/2033            344,595
--------------------------------------------------------------------------------------------------------------------------------
        50,000  TX Dormitory Finance Authority
                (Temple Junior College Foundation)                                   5.750         09/01/2027             52,609
--------------------------------------------------------------------------------------------------------------------------------
       425,000  TX Dormitory Finance Authority
                (Temple Junior College Foundation)                                   6.000         09/01/2033            449,425
--------------------------------------------------------------------------------------------------------------------------------
       545,000  TX Panhandle HFA (Amarillo Affordable Hsg.)                          6.625         03/01/2020            563,089
--------------------------------------------------------------------------------------------------------------------------------
     3,065,000  TX Panhandle HFA (Amarillo Affordable Hsg.) 3                        6.750         03/01/2031          3,162,436
--------------------------------------------------------------------------------------------------------------------------------
        25,000  Westador, TX Municipal Utility District GO                           6.875         03/01/2009             25,581
--------------------------------------------------------------------------------------------------------------------------------
     4,655,000  Wichita County, TX HFDC (Wichita Falls Retirement
                Foundation)                                                          6.250         01/01/2028          4,733,297
                                                                                                                  --------------
                                                                                                                     139,504,371
--------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--1.6%
    11,000,000  Puerto Rico Highway & Transportation Authority,
                Series K                                                             5.000         07/01/2022         11,435,160


                      38 | OPPENHEIMER AMT-FREE MUNICIPALS

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$    7,580,000  Puerto Rico Highway & Transportation Authority,
                Series K 3                                                           5.000%        07/01/2030     $    7,722,201
--------------------------------------------------------------------------------------------------------------------------------
       850,000  Puerto Rico IMEPCF (American Airlines)                               6.450         12/01/2025            676,022
--------------------------------------------------------------------------------------------------------------------------------
     1,500,000  Puerto Rico Municipal Finance Agency RITES 1                         7.771 2       08/01/2015          1,786,695
                                                                                                                  --------------
                                                                                                                      21,620,078
--------------------------------------------------------------------------------------------------------------------------------
UTAH--0.5%
     3,260,000  Eagle Mountain, UT Gas & Electric 3                                  5.000         06/01/2024          3,367,841
--------------------------------------------------------------------------------------------------------------------------------
       160,000  Emery County, UT Pollution Control (Pacificorp)                      5.650         11/01/2023            160,286
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Intermountain, UT Power Agency                                       6.150         07/01/2014          1,032,190
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  Murray City, UT Hospital RITES 1,3                                   8.572 2       05/15/2022          2,108,640
--------------------------------------------------------------------------------------------------------------------------------
        15,000  Sandy City, UT Industrial Devel. (King Properties)                   6.125         08/01/2016             15,032
                                                                                                                  --------------
                                                                                                                       6,683,989
--------------------------------------------------------------------------------------------------------------------------------
VERMONT--0.0%
       225,000  VT EDA (Wake Robin Corp.)                                            6.000         03/01/2022            238,361
--------------------------------------------------------------------------------------------------------------------------------
       130,000  VT EDA (Wake Robin Corp.)                                            6.300         03/01/2033            138,512
                                                                                                                  --------------
                                                                                                                         376,873
--------------------------------------------------------------------------------------------------------------------------------
VIRGINIA--2.5%
        20,000  Alexandria, VA IDA Pollution Control (Potomac Electric
                Power Company)                                                       5.375         02/15/2024             20,020
--------------------------------------------------------------------------------------------------------------------------------
     2,300,000  Buena Vista, VA Public Recreational Facilities Authority
                (Golf Course) 3                                                      5.250         07/15/2025          2,414,425
--------------------------------------------------------------------------------------------------------------------------------
     1,090,000  Buena Vista, VA Public Recreational Facilities Authority
                (Golf Course) 3                                                      5.500         07/15/2035          1,146,996
--------------------------------------------------------------------------------------------------------------------------------
     2,870,000  Fairfax County, VA Redevel. & Hsg. Authority
                (Burke Shire Commons)                                                7.600         10/01/2036          3,051,585
--------------------------------------------------------------------------------------------------------------------------------
        20,000  Fairfax County, VA Redevel. & Hsg. Authority
                (Paul Spring Retirement Center)                                      6.000         12/15/2028             20,776
--------------------------------------------------------------------------------------------------------------------------------
       585,000  Louisa, VA IDA Pollution Control
                (Virginia Electric & Power Company)                                  5.450         01/01/2024            588,223
--------------------------------------------------------------------------------------------------------------------------------
     4,000,000  Norfolk, VA Water 3                                                  5.875         11/01/2020          4,087,640
--------------------------------------------------------------------------------------------------------------------------------
       315,000  Norton, VA IDA (Norton Community Hospital)                           6.000         12/01/2022            340,320
--------------------------------------------------------------------------------------------------------------------------------
     1,150,000  Pocahontas Parkway Assoc., VA
                (Route 895 Connector Toll Road) 3                                    5.000         08/15/2010          1,181,418
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Pocahontas Parkway Assoc., VA
                (Route 895 Connector Toll Road) 3                                    5.000         08/15/2011          1,020,710
--------------------------------------------------------------------------------------------------------------------------------
        25,000  Pocahontas Parkway Assoc., VA
                (Route 895 Connector Toll Road)                                      5.500         08/15/2028             25,185
--------------------------------------------------------------------------------------------------------------------------------
     1,105,000  Pocahontas Parkway Assoc., VA
                (Route 895 Connector Toll Road) 3                                    5.500         08/15/2028          1,137,819


                      39 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
VIRGINIA Continued
$    3,000,000  Pocahontas Parkway Assoc., VA
                (Route 895 Connector Toll Road) 3                                    5.800% 7      08/15/2008     $    2,572,980
--------------------------------------------------------------------------------------------------------------------------------
       585,000  Pocahontas Parkway Assoc., VA
                (Route 895 Connector Toll Road)                                      5.870 7       08/15/2024            207,687
--------------------------------------------------------------------------------------------------------------------------------
       985,000  Pocahontas Parkway Assoc., VA
                (Route 895 Connector Toll Road)                                      5.900 7       08/15/2030            241,946
--------------------------------------------------------------------------------------------------------------------------------
     4,610,000  Pocahontas Parkway Assoc., VA
                (Route 895 Connector Toll Road)                                      6.030 7       08/15/2018          2,330,816
--------------------------------------------------------------------------------------------------------------------------------
     3,255,000  Pocahontas Parkway Assoc., VA
                (Route 895 Connector Toll Road)                                      6.160 7       08/15/2020          1,468,591
--------------------------------------------------------------------------------------------------------------------------------
       700,000  Pocahontas Parkway Assoc., VA
                (Route 895 Connector Toll Road)                                      6.190 7       08/15/2012            497,700
--------------------------------------------------------------------------------------------------------------------------------
     2,715,000  Pocahontas Parkway Assoc., VA
                (Route 895 Connector Toll Road)                                      6.260 7       08/15/2017          1,467,648
--------------------------------------------------------------------------------------------------------------------------------
    12,270,000  Pocahontas Parkway Assoc., VA
                (Route 895 Connector Toll Road) 3                                    6.330 7       08/15/2022          4,921,988
--------------------------------------------------------------------------------------------------------------------------------
        35,000  Pocahontas Parkway Assoc., VA
                (Route 895 Connector Toll Road)                                      6.500 7       08/15/2015             21,147
--------------------------------------------------------------------------------------------------------------------------------
    13,855,000  Pocahontas Parkway Assoc., VA
                (Route 895 Connector Toll Road) 3                                    6.510 7       08/15/2021          5,887,821
--------------------------------------------------------------------------------------------------------------------------------
        55,000  Prince William County, VA IDA (Prince William Hospital)              5.250         04/01/2019             55,036
--------------------------------------------------------------------------------------------------------------------------------
       100,000  VA Tobacco Settlement Authority (TASC)                               5.625         06/01/2037            101,734
                                                                                                                  --------------
                                                                                                                      34,810,211
--------------------------------------------------------------------------------------------------------------------------------
WASHINGTON--5.0%
     2,330,000  Bremerton, WA Hsg. Authority                                         5.300         06/01/2026          2,334,916
--------------------------------------------------------------------------------------------------------------------------------
     4,145,000  Bremerton, WA Hsg. Authority                                         5.500         06/01/2037          4,158,761
--------------------------------------------------------------------------------------------------------------------------------
     2,500,000  King County, WA Sewer RITES 1                                        9.072 2       01/01/2024          3,098,000
--------------------------------------------------------------------------------------------------------------------------------
       200,000  Kitsap County, WA Consolidated Hsg. Authority                        5.600         12/01/2028            203,732
--------------------------------------------------------------------------------------------------------------------------------
       100,000  Port Camas, WA Public Industrial Corp.
                (James River Corp. of VA)                                            6.700         04/01/2023            100,086
--------------------------------------------------------------------------------------------------------------------------------
        20,000  Port of Seattle, WA, Series A                                        5.500         09/01/2021             20,460
--------------------------------------------------------------------------------------------------------------------------------
     2,460,000  Seattle, WA Hsg. Authority (Gamelin House & Genesee)                 5.700         11/01/2035          2,463,223
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Skagit County, WA Public Hospital District
                (Skagit Valley Hospital)                                             5.375         12/01/2022            519,310
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Skagit County, WA Public Hospital District
                (Skagit Valley Hospital)                                             5.500         12/01/2030            513,140
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Snohomish County, WA Hsg. Authority                                  6.400         04/01/2026            503,000
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Vancouver, WA Downtown Redevel. Authority
                (Conference Center)                                                  5.250         01/01/2028            513,825
--------------------------------------------------------------------------------------------------------------------------------
     3,200,000  Vancouver, WA Downtown Redevel. Authority
                (Conference Center)                                                  5.250         01/01/2034          3,269,472


                      40 | OPPENHEIMER AMT-FREE MUNICIPALS

     PRINCIPAL                                                                                                             VALUE
        AMOUNT                                                                      COUPON           MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
WASHINGTON Continued
$    3,250,000  Vancouver, WA Downtown Redevel. Authority
                (Conference Center)                                                  6.000%        01/01/2034     $    3,525,340
--------------------------------------------------------------------------------------------------------------------------------
       250,000  WA COP (Dept. of General Administration)                             5.625         10/01/2020            253,583
--------------------------------------------------------------------------------------------------------------------------------
     2,600,000  WA Health Care Facilities Authority
                (Grays Harbor Community Hospital)                                    5.900         07/01/2023          2,675,192
--------------------------------------------------------------------------------------------------------------------------------
    17,030,000  WA Health Care Facilities Authority
                (Overlake Hospital Medical Center)                                   5.000         07/01/2025         17,304,353
--------------------------------------------------------------------------------------------------------------------------------
     7,355,000  WA Health Care Facilities Authority
                (Overlake Hospital Medical Center)                                   5.000         07/01/2030          7,401,337
--------------------------------------------------------------------------------------------------------------------------------
    18,595,000  WA Health Care Facilities Authority
                (Overlake Hospital Medical Center)                                   5.000         07/01/2038         18,601,136
--------------------------------------------------------------------------------------------------------------------------------
       105,000  WA Health Care Facilities Authority
                (Yakima Valley Memorial Hospital Assoc.)                             5.375         12/01/2027            108,568
--------------------------------------------------------------------------------------------------------------------------------
     1,350,000  WA HFC (Nickerson Area Properties)                                   5.300         01/01/2028          1,386,140
--------------------------------------------------------------------------------------------------------------------------------
       215,000  WA Tobacco Settlement Authority (TASC)                               6.500         06/01/2026            234,784
                                                                                                                  --------------
                                                                                                                      69,188,358
--------------------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA--0.5%
     1,955,000  Ohio County, WV Commission Tax (Fort Henry Centre)                   5.625         06/01/2034          2,011,656
--------------------------------------------------------------------------------------------------------------------------------
     1,540,000  West Liberty State College, WV, Series A                             6.000         06/01/2023          1,582,550
--------------------------------------------------------------------------------------------------------------------------------
     1,695,000  West Liberty State College, WV, Series A                             6.125         06/01/2028          1,752,393
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  Wheeling, WV Tax Increment (Stone Building Renovation)               5.500         06/01/2033            993,620
--------------------------------------------------------------------------------------------------------------------------------
       110,000  WV GO                                                                5.750         11/01/2021            114,034
                                                                                                                  --------------
                                                                                                                       6,454,253
--------------------------------------------------------------------------------------------------------------------------------
WISCONSIN--1.3%
     6,640,000  Badger, WI Tobacco Asset Securitization Corp. 3                      6.375         06/01/2032          7,116,818
--------------------------------------------------------------------------------------------------------------------------------
       870,000  Janesville, WI Pollution Control (General Motors Corp.)              5.550         04/01/2009            796,102
--------------------------------------------------------------------------------------------------------------------------------
     1,750,000  Sokaogon, WI Chippewa Community (Gaming)                             7.000         01/01/2026          1,750,788
--------------------------------------------------------------------------------------------------------------------------------
     2,000,000  WI H&EFA (AHC/SLMC/HMH/AMCS Obligated Group) 3                       5.875         08/15/2026          2,064,400
--------------------------------------------------------------------------------------------------------------------------------
       340,000  WI H&EFA (Aurora Medical Group)                                      5.750         11/15/2025            348,833
--------------------------------------------------------------------------------------------------------------------------------
        20,000  WI H&EFA (Community Memorial Hospital)                               5.375         10/01/2030             20,769
--------------------------------------------------------------------------------------------------------------------------------
     2,275,000  WI H&EFA (Hess Memorial Hospital Assoc.)                             7.875         11/01/2022          2,326,734
--------------------------------------------------------------------------------------------------------------------------------
       870,000  WI H&EFA (Three Pillars Senior Living)                               5.500         08/15/2034            877,910
--------------------------------------------------------------------------------------------------------------------------------
     1,075,000  WI H&EFA (WMA/MHCC/MVS Obligated Group)                              5.600         08/15/2023          1,109,830
--------------------------------------------------------------------------------------------------------------------------------
     1,000,000  WI H&EFA (WMA/MHCC/MVS Obligated Group)                              5.750         08/15/2026          1,031,090
--------------------------------------------------------------------------------------------------------------------------------
       130,000  WI Hsg. & EDA, Series A                                              6.850         11/01/2012            130,218
                                                                                                                  --------------
                                                                                                                      17,573,492
--------------------------------------------------------------------------------------------------------------------------------
WYOMING--0.9%
    11,680,000  Sweetwater County, WY Pollution Control
                (Idaho Power Company)                                                6.050         07/15/2026         12,023,275


                      41 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                                           VALUE
                                                                                                                      SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,372,732,222)--103.6%                                                         $1,425,320,805
---------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(3.6)                                                                         (50,057,378)
                                                                                                                  ---------------
NET ASSETS--100.0%                                                                                                $1,375,263,427
                                                                                                                  ===============

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Illiquid security. The aggregate value of illiquid securities as of January 31, 2006 was $97,795,245, which represents 7.11% of the Fund's net assets. See
Note 5 of Notes to Financial Statements.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater." See Note 1 of Notes to Financial Statements.

3. Security has been segregated for collateral to cover borrowings. See Note 6 of Notes to Financial Statements.

4. Represents the current interest rate for a variable or increasing rate security.

5. Issue is in default. Non-income producing. See Note 1 of Notes to Financial Statements.

6. When-issued security or forward commitment to be delivered and settled after January 31, 2006. See Note 1 of Notes to Financial Statements.

7. Zero coupon bond reflects effective yield on the date of purchase.

8. Security is subject to a shortfall and forebearance agreement. See Note 1 of Notes to Financial Statements.


                      42 | OPPENHEIMER AMT-FREE MUNICIPALS

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ADA         Atlanta Development Authority
AHC         Aurora Healthcare
AMCS        Aurora Medical Center of Sheboygan
            County
BHM         Baptist Hospital of Miami
BHSSF       Baptist Health System of South Florida
CAU         Clark Atlanta University
CDA         Communities Development Authority
COP         Certificates of Participation
EDA         Economic Development Authority
EDC         Economic Development Corp.
EF&CD       Environmental Facilities and Community
            Development
FHA         Federal Housing Agency
FRS         Family Rehabilitation Services (Hancock
            Manor)
GO          General Obligation
H&EFA       Health and Educational Facilities Authority
H&HEFA      Hospitals and Higher Education Facilities
            Authority
HDA         Hospital Development Authority
HDC         Housing Development Corp.
HE&H        Higher Educational and Health
HE&HF       Higher Educational and Housing Facilities
HE&HFA      Higher Education and Health Facilities
            Authority
HEFA        Higher Education Facilities Authority
HFA         Housing Finance Agency/Authority
HFC         Housing Finance Corp.
HFDC        Health Facilities Development Corp.
HFFA        Health Facility Financing Authority
HHI         Homestead Hospital
HMH         Hartford Memorial Hospital
IDA         Industrial Development Agency
IMEPCF      Industrial, Medical and Environmental
            Pollution Control Facilities
MHCC        Masonic Health Care Center
MVS         Masonic Village on the Square
NYC         New York City
RIBS        Residual Interest Bonds
RITES       Residual Interest Tax Exempt Security
ROLs        Residual Option Longs
SAVRS       Select Auction Variable Rate Securities
SLMC        St. Luke's Medical Center
SMH         South Miami Hospital
SMHS        South Miami Health System
TASC        Tobacco Settlement Asset-Backed Bonds
TC          Travis Corp. (PeopleCare)
VC          VinFen Corp.
VCS         VinFen Clinical Services
WMA         Wisconsin Masonic Home

--------------------------------------------------------------------------------
SUMMARY OF RATINGS  January 31, 2006
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY RATINGS CATEGORY, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

RATINGS                                                                  PERCENT
--------------------------------------------------------------------------------
AAA                                                                        10.0%
AA                                                                          7.7
A                                                                          21.5
BBB                                                                        37.8
BB                                                                          3.2
B                                                                           4.1
CCC                                                                         1.5
C                                                                           0.3
D                                                                           0.1
Not Rated                                                                  13.8
                                                                          ------
TOTAL                                                                     100.0%
                                                                          ======

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      43 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

January 31, 2006
------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------
Investments, at value (cost $1,372,732,222)--see accompanying statement of investments      $ 1,425,320,805
------------------------------------------------------------------------------------------------------------
Cash                                                                                              1,519,566
------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                               18,500,467
Interest                                                                                         18,423,290
Investments sold                                                                                  2,004,698
Other                                                                                                42,010
                                                                                            ----------------
Total assets                                                                                  1,465,810,836

------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Payable on borrowings (See Note 6)                                                               54,600,000
Investments purchased (including $14,529,041 purchased on a when-issued basis
or forward commitment)                                                                           31,576,844
Shares of beneficial interest redeemed                                                            2,154,441
Dividends                                                                                         1,473,685
Distribution and service plan fees                                                                  269,966
Interest expense                                                                                    162,556
Trustees' compensation                                                                              138,594
Transfer and shareholder servicing agent fees                                                        44,667
Shareholder communications                                                                           17,165
Other                                                                                               109,491
                                                                                            ----------------
Total liabilities                                                                                90,547,409

------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                  $ 1,375,263,427
                                                                                            ================

------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                  $       136,251
------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                    1,339,940,644
------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                 1,907,465
------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                    (19,309,516)
------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                       52,588,583
                                                                                            ----------------
NET ASSETS                                                                                  $ 1,375,263,427
                                                                                            ================


                      44 | OPPENHEIMER AMT-FREE MUNICIPALS

-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,163,020,241 and
115,159,171 shares of beneficial interest outstanding)                                                 $10.10
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)        $10.60
-------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $52,785,264 and 5,245,104 shares of
beneficial interest outstanding)                                                                       $10.06
-------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $159,457,922 and 15,847,116 shares of
beneficial interest outstanding)                                                                       $10.06

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      45 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended January 31, 2006
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------
Interest                                                                                    $    34,010,010
------------------------------------------------------------------------------------------------------------
Other income                                                                                          5,154
                                                                                            ----------------
Total investment income                                                                          34,015,164

------------------------------------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------------------------------
Management fees                                                                                   2,657,936
------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                           1,145,231
Class B                                                                                             230,942
Class C                                                                                             560,038
------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                             221,295
Class B                                                                                              17,246
Class C                                                                                              27,922
------------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                              37,872
Class B                                                                                               2,932
Class C                                                                                               3,398
------------------------------------------------------------------------------------------------------------
Interest expense                                                                                  1,033,039
------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                               11,487
------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                           4,954
------------------------------------------------------------------------------------------------------------
Other                                                                                               203,826
                                                                                            ----------------
Total expenses                                                                                    6,158,118
------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                            27,857,046
------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
------------------------------------------------------------------------------------------------------------
Net realized loss on investments                                                                 (3,071,782)
------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                                600,641
------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                        $    25,385,905
                                                                                            ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      46 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                   SIX MONTHS              YEAR
                                                                                        ENDED             ENDED
                                                                             JANUARY 31, 2006          JULY 31,
                                                                                  (UNAUDITED)              2005
----------------------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------------------
Net investment income                                                          $   27,857,046     $  39,521,397
----------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                           (3,071,782)        3,876,042
----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                 600,641        40,816,767
                                                                               ---------------------------------
Net increase in net assets resulting from operations                               25,385,905        84,214,206

----------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                           (27,041,449)      (35,574,265)
Class B                                                                            (1,116,730)       (2,106,289)
Class C                                                                            (2,713,161)       (1,913,538)

----------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                                           387,234,161       172,919,909
Class B                                                                            11,181,404        (8,015,276)
Class C                                                                            89,088,537        40,746,553

----------------------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------------------
Total increase                                                                    482,018,667       250,271,300
----------------------------------------------------------------------------------------------------------------
Beginning of period                                                               893,244,760       642,973,460
                                                                               ---------------------------------
End of period (including accumulated net investment income
of $1,907,465 and $4,921,759, respectively)                                    $1,375,263,427     $ 893,244,760
                                                                               =================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      47 | OPPENHEIMER AMT-FREE MUNICIPALS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                 SIX MONTHS                                                                  YEAR
                                                      ENDED                                                                 ENDED
                                           JANUARY 31, 2006                                                              JULY 31,
CLASS A                                         (UNAUDITED)          2005          2004          2003          2002          2001
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $    10.16      $   9.53      $   9.19      $   9.48      $   9.57      $   9.35
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .26 1         .55 1         .59           .57           .50           .52
Net realized and unrealized gain (loss)                (.04)          .63           .28          (.32)         (.10)          .22
                                                 -----------------------------------------------------------------------------------
Total from investment operations                        .22          1.18           .87           .25           .40           .74
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                   (.28)         (.55)         (.53)         (.54)         (.49)         (.52)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $    10.10      $  10.16      $   9.53      $   9.19      $   9.48      $   9.57
                                                 ===================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     2.24%        12.69%         9.60%         2.46%         4.39%         8.03%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $1,163,020      $780,571      $568,156      $553,344      $568,935      $584,325
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $  961,162      $639,474      $567,291      $569,881      $568,951      $531,286
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  5.05%         5.56%         6.18%         5.82%         5.35%         5.38%
Total expenses                                         0.98%         0.92%         0.92%         0.93%         0.88%         0.85% 4
Expenses after payments and waivers and
reduction to custodian expenses                        0.98%         0.92%         0.92%         0.88%         0.85% 4       0.85%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  15%           31%           33%           99%           31%           20%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      48 | OPPENHEIMER AMT-FREE MUNICIPALS

                                                 SIX MONTHS                                                                  YEAR
                                                      ENDED                                                                 ENDED
                                           JANUARY 31, 2006                                                              JULY 31,
CLASS B                                         (UNAUDITED)          2005          2004          2003          2002          2001
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $    10.13      $   9.50      $   9.17      $   9.45      $   9.55      $   9.33
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .22 1         .48 1         .52           .49           .43           .45
Net realized and unrealized gain (loss)                (.05)          .63           .27          (.31)         (.11)          .21
                                                 -----------------------------------------------------------------------------------
Total from investment operations                        .17          1.11           .79           .18           .32           .66
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                   (.24)         (.48)         (.46)         (.46)         (.42)         (.44)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $    10.06      $  10.13      $   9.50      $   9.17      $   9.45      $   9.55
                                                 ===================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     1.75%        11.87%         8.68%         1.80%         3.50%         7.23%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $   52,785      $ 41,867      $ 47,024      $ 63,104      $ 72,241      $ 76,880
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $   46,042      $ 43,648      $ 55,864      $ 67,721      $ 73,571      $ 65,563
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  4.27%         4.83%         5.42%         5.04%         4.58%         4.60%
Total expenses                                         1.78%         1.69%         1.69%         1.69%         1.65%         1.62% 4
Expenses after payments and waivers and
reduction to custodian expenses                        1.78%         1.69%         1.69%         1.64%         1.62% 4       1.62%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  15%           31%           33%           99%           31%           20%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      49 | OPPENHEIMER AMT-FREE MUNICIPALS

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                 SIX MONTHS                                                                  YEAR
                                                      ENDED                                                                 ENDED
                                           JANUARY 31, 2006                                                              JULY 31,
CLASS C                                         (UNAUDITED)          2005          2004          2003          2002          2001
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $    10.13      $   9.50      $   9.16      $   9.45      $   9.55      $   9.33
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .21 1         .47 1         .51           .49           .43           .44
Net realized and unrealized gain (loss)                (.04)          .64           .29          (.32)         (.11)          .22
                                                 -----------------------------------------------------------------------------------
Total from investment operations                        .17          1.11           .80           .17           .32           .66
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                   (.24)         (.48)         (.46)         (.46)         (.42)         (.44)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $    10.06      $  10.13      $   9.50      $   9.16      $   9.45      $   9.55
                                                 ===================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     1.76%        11.87%         8.79%         1.67%         3.50%         7.23%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $  159,458      $ 70,807      $ 27,793      $ 23,511      $ 20,491      $ 17,134
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $  111,604      $ 40,236      $ 25,810      $ 22,345      $ 17,776      $ 14,506
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  4.25%         4.70%         5.39%         5.04%         4.57%         4.60%
Total expenses                                         1.74%         1.69%         1.70%         1.71%         1.65%         1.62% 4
Expenses after payments and waivers and
reduction to custodian expenses                        1.74%         1.69%         1.70%         1.66%         1.62% 4       1.62%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  15%           31%           33%           99%           31%           20%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      50 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer AMT-Free Municipals (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open end management investment company. The Fund's investment objective is to seek as high a level of current interest income exempt from federal income taxes as is available from investing in municipal securities, while attempting to preserve capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose


                      51 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of January 31, 2006, the Fund had purchased $14,529,041 of securities issued on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $97,748,207 as of January 31, 2006, which represents 6.67% of the Fund's total assets.

      The Fund has entered into so-called shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. Such agreements commit the Fund to reimburse the sponsor of such inverse floater, upon the termination of the trust issuing the inverse floater, the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate security issued in conjunction with the inverse floater. Under the standard terms of an inverse floater, absent such an interest and forbearance agreement, the Fund would not be required to make such a reimbursement.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and


                      52 | OPPENHEIMER AMT-FREE MUNICIPALS
may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of January 31, 2006, securities with an aggregate market value of $4,904,861, representing 0.36% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of January 31, 2006, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $19,309,516 expiring by 2014. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of January 31, 2006, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains. During the year ended July 31, 2005, the Fund utilized $3,857,110 of capital loss carryforward to offset realized capital gains.

      As of July 31, 2005, the Fund had available for federal income tax purposes an unused capital loss carryforward as follows:

                       EXPIRING
                       -----------------------------
                       2010              $16,237,734

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended January 31, 2006, the Fund's projected benefit obligations were decreased by $230 and payments of $10,287


                      53 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

were made to retired trustees, resulting in an accumulated liability of $103,123 as of January 31, 2006.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities.

      Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts to the extent they are not offset by positive cash balances maintained by the Fund at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent


                      54 | OPPENHEIMER AMT-FREE MUNICIPALS
on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

      The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                             SIX MONTHS ENDED JANUARY 31, 2006                YEAR ENDED JULY 31, 2005
                                    SHARES              AMOUNT              SHARES              AMOUNT
-------------------------------------------------------------------------------------------------------
CLASS A
Sold                            43,809,392     $   442,122,692          22,462,562      $  225,450,851
Dividends and/or
distributions reinvested         1,639,941          16,576,292           2,353,091          23,430,233
Redeemed                        (7,080,613)        (71,464,823)         (7,639,925)        (75,961,175)
                                -----------------------------------------------------------------------
Net increase                    38,368,720     $   387,234,161          17,175,728      $  172,919,909
                                =======================================================================

-------------------------------------------------------------------------------------------------------
CLASS B
Sold                             1,789,511     $    17,997,756             907,824      $    9,033,823
Dividends and/or
distributions reinvested            64,279             647,364             126,314           1,251,676
Redeemed                          (741,238)         (7,463,716)         (1,851,835)        (18,300,775)
                                -----------------------------------------------------------------------
Net increase (decrease)          1,112,552     $    11,181,404            (817,697)     $   (8,015,276)
                                =======================================================================

-------------------------------------------------------------------------------------------------------
CLASS C
Sold                             9,544,014     $    95,976,988           4,627,986      $   46,321,787
Dividends and/or
distributions reinvested           144,814           1,457,878             125,410           1,246,348
Redeemed                          (832,191)         (8,346,329)           (688,957)         (6,821,582)
                                -----------------------------------------------------------------------
Net increase                     8,856,637     $    89,088,537           4,064,439      $   40,746,553
                                =======================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

      The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended January 31, 2006, were as follows:

                                               PURCHASES             SALES
          ----------------------------------------------------------------
          Investment securities             $516,431,981      $149,914,321


                      55 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.60% of the first $200 million of average annual net assets, 0.55% of the next $100 million, 0.50% of the next $200 million, 0.45% of the next $250 million, 0.40% of the next $250 million, and 0.35% of average annual net assets over $1 billion.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2006, the Fund paid $260,831 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of up to 0.25% under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at January 31, 2006 for Class B and Class C shares were $1,837,736 and $1,817,014, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the


                      56 | OPPENHEIMER AMT-FREE MUNICIPALS

CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                         CLASS A         CLASS B         CLASS C
                         CLASS A      CONTINGENT      CONTINGENT      CONTINGENT
                       FRONT-END        DEFERRED        DEFERRED        DEFERRED
                   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
SIX MONTHS           RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
ENDED                DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------
January 31, 2006        $644,235             $35         $44,926         $22,425

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of January 31, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
6. BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

      The Fund has entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $800 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (4.4016% as of January 31, 2006). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $800 million facility size.

      For the six months ended January 31, 2006, the average daily loan balance was $52,308,152 at an average daily interest rate of 3.903%. The Fund had borrowings outstanding of $54,600,000 at January 31, 2006 at an interest rate of 4.4016%. The Fund had


                      57 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. BORROWINGS Continued

gross borrowings and gross loan repayments of $305,600,000 and $306,200,000, respectively, during the six months ended January 31, 2006. The maximum amount of borrowings outstanding at any month-end during the six months ended January 31, 2006 was $81,900,000. The Fund paid $100,482 in fees and $984,544 in interest during the six months ended January 31, 2006.

--------------------------------------------------------------------------------
7. LITIGATION

A complaint was filed as a putative class action against the Manager and OFS (and other defendants) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. Seven of the eight counts in the complaint, including claims against certain of the Oppenheimer funds including the Fund, as nominal defendants, and against certain present and former Directors, Trustees and officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, under a court order dated March 10, 2006, in response to a motion to dismiss the suit that had been filed by the defendants. The remaining count against the Adviser Defendants alleges, among other things, that the defendants charged excessive fees in violation of section 36(b) of the Investment Company Act of 1940. The plaintiffs seek unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Adviser Defendants believe that the claims asserted in the remaining count under this lawsuit are without merit, and intend to defend the suit vigorously and contest any claimed liability. They believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                      58 | OPPENHEIMER AMT-FREE MUNICIPALS

REPORT OF SHAREHOLDER MEETING Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
On August 17, 2005, a shareholder meeting of the Oppenheimer AMT-Free Municipals was held at which the eleven Trustees identified below were elected (Proposal No. 1). The meeting on August 17, 2005 was adjourned until September 16, 2005 for Proposal 2. At the meeting on September 16, 2005, the sub-proposals in (Proposal No. 2) were approved as described in the Fund's proxy statement for that meeting. The following is a report of the votes cast:

--------------------------------------------------------------------------------
PROPOSAL NO. 1

NOMINEE                                 FOR         WITHHELD              TOTAL
-------------------------------------------------------------------------------
TRUSTEES
Matthew P. Fink              42,747,335.306      759,959.875     43,507,295.181
Robert G. Galli              42,694,667.769      812,627.412     43,507,295.181
Phillip A. Griffiths         42,768,068.560      739,226.621     43,507,295.181
Mary F. Miller               42,746,686.090      760,609.091     43,507,295.181
Joel W. Motley               42,771,579.178      735,716.003     43,507,295.181
John V. Murphy               42,739,613.064      767,682.117     43,507,295.181
Kenneth A. Randall           42,644,992.467      862,302.714     43,507,295.181
Russell S. Reynolds, Jr.     42,692,648.787      814,646.394     43,507,295.181
Joseph M. Wikler             42,789,544.559      717,750.622     43,507,295.181
Peter I. Wold                42,787,876.259      719,418.922     43,507,295.181
Clayton K. Yeutter           42,641,055.742      866,239.439     43,507,295.181

--------------------------------------------------------------------------------
PROPOSAL NO. 2

                                                                            BROKER
FOR                           AGAINST                ABSTAIN              NON-VOTE               TOTAL
------------------------------------------------------------------------------------------------------
2L: Proposal to change the policy on Senior Securities
29,684,394.719            866,833.502          1,444,924.888        10,711,391.000      42,707,544.109
2O: Proposal to eliminate the policy on Investment Percentage Restrictions
29,472,984.754          1,122,382.235          1,400,786.120        10,711,391.000      42,707,544.109


                      59 | OPPENHEIMER AMT-FREE MUNICIPALS

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                      60 | OPPENHEIMER AMT-FREE MUNICIPALS

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information on the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel that provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing, and supervising the activities of, all administrative and clerical personnel that are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.


                      61 | OPPENHEIMER AMT-FREE MUNICIPALS

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the facts that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Ronald H. Fielding and the Manager's Municipal Bond investment team and analysts. Mr. Fielding has had over 28 years of experience managing tax exempt and fixed income investments. The Board members also considered their experiences with the Manager and its officers and other personnel through their service as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other general municipal debt funds advised by the Manager and other investment advisers. The Board noted that the Fund's one-year, three-year, five-year and ten-year performance were all better than its peer group average.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to those of other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other general municipal debt funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual management fees and total expenses were both lower than its peer group average although its actual management fees were higher than its peer group average.


                      62 | OPPENHEIMER AMT-FREE MUNICIPALS

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, to what extent those economies of scale benefit the Fund shareholders and the current level of Fund assets. The Board also noted the Fund's breakpoints, which are intended to share economies of scale that may exist as the Fund grows with its shareholders.

      PROFITS AND OTHER BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. The Board also considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                      63 | OPPENHEIMER AMT-FREE MUNICIPALS



ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of January 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1)   Not applicable to semiannual reports.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer AMT-Free Municipals


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: March 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: March 15, 2006


By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: March 15, 2006